UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-06502

Name of Fund:  BlackRock MuniYield Investment Fund (MYF)

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield

Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2016

Date of reporting period: 01/31/2016

Item 1 – Report to Stockholders

JANUARY 31, 2016

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

BlackRock MuniYield Arizona Fund, Inc. (MZA)

BlackRock MuniYield California Fund, Inc. (MYC)

BlackRock MuniYield Investment Fund (MYF)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

2	SEMI-ANNUAL REPORT	JANUARY 31, 2016

The Markets in Review

Dear Shareholder,

Diverging monetary policies and shifting economic outlooks across regions have been the overarching themes driving financial markets over the past couple of years. With U.S. growth outpacing the global economic recovery while inflationary pressures remained low, investors spent most of 2015 anticipating a short-term rate hike from the Federal Reserve (“Fed”), which ultimately came to fruition in December. In contrast, the European Central Bank and the Bank of Japan moved to a more accommodative stance over the year. In this environment, the U.S. dollar strengthened considerably, causing profit challenges for U.S. exporters and high levels of volatility in emerging market currencies and commodities.

Market volatility broadly increased in the latter part of 2015 and continued into 2016 given a collapse in oil prices and decelerating growth in China, while global growth and inflation failed to pick up. Oil prices were driven lower due to excess supply while the world’s largest oil producers had yet to negotiate a deal that would stabilize oil prices. In China, slower economic growth combined with a depreciating yuan and declining confidence in the country’s policymakers stoked worries about the potential impact to the broader global economy. After a long period in which global central bank policies had significant influence on investor sentiment and hence the direction of financial markets, in recent months, the underperformance of markets in Europe and Japan — where central banks had taken aggressive measures to stimulate growth and stabilize their currencies — highlighted the possibility that central banks could be losing their effectiveness.

In this environment, higher quality assets such as municipal bonds, U.S. Treasuries and investment grade corporate bonds outperformed risk assets including equities and high yield bonds. Large cap U.S. equities fared better than international developed and emerging markets.

At BlackRock, we believe investors need to think globally, extend their scope across a broad array of asset classes and be prepared to move freely as market conditions change over time. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2016
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	(6.77)%	(0.67)%
U.S. small cap equities (Russell 2000® Index)	(15.80)	(9.92)
International equities (MSCI Europe, Australasia, Far East Index)	(14.58)	(8.43)
Emerging market equities (MSCI Emerging Markets Index)	(16.96)	(20.91)
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.05	0.05
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	3.36	(0.41)
U.S. investment-grade bonds (Barclays U.S. Aggregate Bond Index)	1.33	(0.16)
Tax-exempt municipal bonds (S&P Municipal Bond Index)	3.67	2.66
U.S. high yield bonds (Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	(7.75)	(6.58)
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

THIS PAGE NOT PART OF YOUR FUND REPORT	3

Municipal Market Overview

For the Reporting Period Ended January 31, 2016

Municipal Market Conditions

Municipal bonds generated positive performance for the period, due to a favorable supply-and-demand environment. Interest rates were volatile in 2015 (bond prices rise as rates fall) leading up to a long-awaited rate hike from the U.S. Federal Reserve (the “Fed”) that ultimately came in December. However, ongoing reassurance from the Fed that rates would be increased gradually and would likely remain low overall resulted in strong demand for fixed income investments, with municipal bonds being one of the strongest-performing sectors. Investors favored the relative stability of municipal bonds amid bouts of volatility resulting from uneven U.S. economic data, falling oil prices, global growth concerns, geopolitical risks, and widening central bank divergence — i.e., policy easing outside the United States while the Fed was posturing to commence policy tightening. During the 12 months ended January 31, 2016, municipal bond funds garnered net inflows of approximately $16 billion (based on data from the Investment Company Institute).

For the same 12-month period, total new issuance remained relatively strong from a historical perspective at $392 billion (considerably higher than the $349 billion issued in the prior 12-month period). A noteworthy portion of new supply during this period was attributable to refinancing activity (roughly 60%) as issuers took advantage of low interest rates and a flatter yield curve to reduce their borrowing costs.

S&P Municipal Bond Index
Total Returns as of January 31, 2016
6 months: 3.67%
12 months: 2.66%

A Closer Look at Yields

From January 31, 2015 to January 31, 2016, yields on AAA-rated 30-year municipal bonds increased by 25 basis points (“bps”) from 2.50% to 2.75%, while 10-year rates fell by 1 bp from 1.72% to 1.71% and 5-year rates increased 6 bps from 0.94% to 1.00% (as measured by Thomson Municipal Market Data). The slope of the municipal yield curve remained unchanged over the 12-month period with the spread between 2- and 30-year maturities holding steady at 209 bps as the spread between 2- and 10-year maturities flattened by 26 bps and the spread between 10- and 30-year maturities steepened by 26 bps.

During the same time period, U.S. Treasury rates increased by 50 bps on 30-year bonds, 25 bps on 10-year bonds and 14 bps on 5-year bonds. Accordingly, tax-exempt municipal bonds outperformed Treasuries, most notably in the intermediate and long-end of the curve as a result of manageable supply and robust demand. In absolute terms, the positive performance of municipal bonds was driven largely by a supply/demand imbalance within the municipal market as investors sought income and incremental yield in an environment where opportunities had become scarce. More broadly, municipal bonds benefited from the greater appeal of tax-exempt investing in light of the higher tax rates implemented in 2014. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

The majority of municipal credits remain strong, despite well-publicized distress among a few issuers. Four of the five states with the largest amount of debt outstanding — California, New York, Texas and Florida — have exhibited markedly improved credit fundamentals during the slow national recovery. However, several states with the largest unfunded pension liabilities have seen their bond prices decline noticeably and remain vulnerable to additional price deterioration. On the local level, Chicago’s credit quality downgrade is an outlier relative to other cities due to its larger pension liability and inadequate funding remedies. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery while the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of January 31, 2016, and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (AMT). Capital gains distributions, if any, are taxable.

The Standard & Poor’s Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the US municipal bond market. All bonds in the index are exempt from US federal income taxes or subject to the alternative minimum tax. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2016

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Funds (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Funds’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Funds’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Funds’ obligations under their, respective, leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.

Leverage also generally causes greater changes in the Funds’ NAVs, market prices and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s Common Shares than if the Funds were not leveraged. In addition, the Funds may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. The Funds incur expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of the Funds’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment advisor will be higher than if the Funds did not use leverage.

To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares”) and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., VRDP Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the VRDP Shares’ governing instruments or by agencies rating the VRDP Shares, which may be more stringent than those imposed by the 1940 Act.

If a Fund segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Fund’s obligations under the TOB Trust (including accrued interest), a TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. Derivative financial instruments are used to obtain exposure to a security, index and/or market without owning or taking physical custody of securities or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage. Derivative financial instruments also involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the derivative financial instrument. The Funds’ ability to use a derivative financial instrument successfully depends on the investment advisor’s ability to predict pertinent market movements accurately, which cannot be assured. The use of derivative financial instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	5

Fund Summary as of January 31, 2016	BlackRock Muni New York Intermediate Duration Fund, Inc.

Fund Overview

BlackRock Muni New York Intermediate Duration Fund, Inc.’s (MNE) (the “Fund”) investment objective is to provide shareholders with high current income exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income tax (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests at least 75% of its assets in municipal obligations that are investment grade quality at the time of investment. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with a duration of three to ten years. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on New York Stock Exchange (“NYSE”)	MNE
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of January 31, 2016 ($14.73)[1]	4.68%
Tax Equivalent Yield[2]	9.47%
Current Monthly Distribution per Common Share[3]	$0.0575
Current Annualized Distribution per Common Share[3]	$0.6900
Economic Leverage as of January 31, 2016[4]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.59%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The monthly distribution per Common Share, declared on March 1, 2016, was decreased to $0.0533 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2016 were as follows:

	Returns Based On
	Market Price	NAV
MNE[1,2]	7.21%	6.33%
Lipper Intermediate Municipal Debt Funds[3]	7.48%	4.85%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall). Municipals also benefited from a general “flight to quality” caused by the elevated volatility in the higher-risk segments of the financial markets. New York municipal bonds outperformed the national tax-exempt market, as the state’s healthy economy, robust overall financial position and general lack of pension-funding issues contributed to strong investor demand.

•

At a time of falling yields, the Fund’s positions in longer-duration and longer-dated bonds generally provided the largest absolute returns. (Duration is a measure of interest-rate sensitivity). The Fund’s positions in tax-backed (state and local), education, transportation, and health care sectors made positive contributions to performance. The Fund’s exposure to lower-coupon bonds also benefited returns. The Fund’s exposure to higher-yielding, lower-rated bonds in the investment grade category aided performance, as this market segment outperformed during the period. Income in the form of coupon payments made up a meaningful portion of the Fund’s total return for the period. The Fund’s leverage allowed it to increase its income.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2016

BlackRock Muni New York Intermediate Duration Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/16	7/31/15	Change	High	Low
Market Price	$14.73	$14.07	4.69%	$15.31	$13.67
Net Asset Value	$15.97	$15.37	3.90%	$15.97	$15.25

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/16	7/31/15
Education	22%	15%
County/City/Special District/School District	21	17
Transportation	21	19
Health	11	12
State	10	11
Utilities	7	12
Corporate	5	9
Housing	3	4
Tobacco	—	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]	1/31/16	7/31/15
AAA/Aaa	10%	9%
AA/Aa	51	50
A	22	22
BBB/Baa	10	9
BB/Ba	3	5
N/R2	4	5

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of January 31, 2016 and July 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade represents 2% and 4%, respectively, of the Fund’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	3%
2017	4
2018	8
2019	9
2020	6

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	7

Fund Summary as of January 31, 2016	BlackRock MuniYield Arizona Fund, Inc.

Fund Overview

BlackRock MuniYield Arizona Fund, Inc.’s (MZA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and Arizona income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Arizona income taxes. Under normal market conditions, the Fund expects to invest at least 75% of its assets in municipal obligations that are investment grade quality at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on NYSE MKT	MZA
Initial Offering Date	October 29, 1993
Yield on Closing Market Price as of January 31, 2016 ($16.48)[1]	5.06%
Tax Equivalent Yield[2]	9.37%
Current Monthly Distribution per Common Share[3]	$0.0695
Current Annualized Distribution per Common Share[3]	$0.8340
Economic Leverage as of January 31, 2016[4]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 45.97%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2016 were as follows:

	Returns Based On
	Market Price	NAV
MZA[1,2]	0.06%	5.05%
Lipper Other States Municipal Debt Funds[3]	7.55%	5.60%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s premium to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall). Municipals also benefited from a general “flight to quality” caused by the elevated volatility in the higher-risk segments of the financial markets. Arizona municipal bonds slightly underperformed the national market. The state has seen lower new issuance of the types of longer-term and higher-yielding credits that outperformed in the past six months, which somewhat dampened buying interest during the period.

•

The largest positive contribution to performance came from the Fund’s duration exposure, as municipal yields fell significantly during the reporting period. (Duration is a measure of interest-rate sensitivity). Income in the form of coupon payments made up a meaningful portion of the Fund’s total return. Performance also benefited from the Fund’s investments in the education and utilities sectors.

•

Using TOB Trusts, the Fund continued to employ leverage in order to increase income at a time when the municipal yield curve was steep and short-term interest rates remained low. Leverage amplifies the effect of interest rate movements, which was a positive for Fund performance during the past six months, given that yields declined.

•

The Fund utilized ten-year U.S. Treasury futures contracts to manage exposure to a rise in interest rates, which had a slightly negative impact on performance given that the Treasury market finished with positive returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2016

BlackRock MuniYield Arizona Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/16	7/31/15	Change	High	Low
Market Price	$16.48	$16.90	(2.49)%	$17.52	$15.91
Net Asset Value	$15.07	$14.72	2.38%	$15.10	$14.56

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/16	7/31/15
Utilities	23%	22%
County/City/Special District/School District	22	24
Education	18	16
Health	12	11
Corporate	11	12
State	11	12
Transportation	3	3

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]	1/31/16	7/31/15
AAA/Aaa	10%	11%
AA/Aa	54	55
A	17	23
BBB/Baa	10	2
BB/Ba	5	4
N/R2	4	5

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of January 31, 2016 and July 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade represents 2% and 4%, respectively, of the Fund’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	3%
2017	1
2018	26
2019	9
2020	9

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	9

Fund Summary as of January 31, 2016	BlackRock MuniYield California Fund, Inc.

Fund Overview

BlackRock MuniYield California Fund, Inc.’s (MYC) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on NYSE	MYC
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2016 ($16.12)[1]	5.51%
Tax Equivalent Yield[2]	11.23%
Current Monthly Distribution per Common Share[3]	$0.074
Current Annualized Distribution per Common Share[3]	$0.888
Economic Leverage as of January 31, 2016[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.93%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2016 were as follows:

	Returns Based On
	Market Price	NAV
MYC[1,2]	8.02%	5.12%
Lipper California Municipal Debt Funds[3]	10.81%	5.97%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall). Municipals also benefited from a general “flight to quality” caused by the elevated volatility in the higher-risk segments of the financial markets. California municipal bonds outperformed the national tax-exempt market, reflecting the improvement in state finances that resulted from the combination of austerity measures and steady revenues from a diversified economy. In addition, the market benefited from the robust demand for tax-exempt investments in a state with a high income tax.

•

The Fund’s positions in longer-term bonds made a strong contribution to performance at a time when yields fell. Its investments in AA-rated credits in the school district, transportation and health care sectors also aided performance. AA-rated bonds generally experienced rising valuations as a result of California’s improving credit profile. On a sector basis, investments in health care and utilities made the largest contributions to performance. The Fund was also helped by having a zero-weighting in Puerto Rico credits, which fell in price as the deterioration of the Commonwealth’s finances led it to pursue additional debt restructuring efforts.

•

Using TOB Trusts, the Fund continued to employ leverage in order to increase income at a time when the municipal yield curve was steep and short-term interest rates remained low. Leverage amplifies the effect of interest rate movements, which was a positive for Fund performance during the past six months, given that yields declined.

•

The Fund generally kept its position in cash and cash equivalents at a minimum level. To the degree that the Fund held reserves, these securities added little in the form of additional yield and provided no price performance in a generally positive period for the market. As a result, the Fund’s cash position detracted slightly from performance. The Fund utilized ten-year U.S. Treasury futures contracts to manage exposure to a rise in interest rates, which had a slightly negative impact on performance given that the Treasury market finished with positive returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2016

BlackRock MuniYield California Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/16	7/31/15	Change	High	Low
Market Price	$16.12	$15.47	4.20%	$16.18	$15.25
Net Asset Value	$16.59	$16.35	1.47%	$16.66	$16.14

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/16	7/31/15
County/City/Special District/School District	41%	42%
Utilities	14	14
Health	14	13
Education	14	15
Transportation	7	7
State	6	6
Tobacco	2	1
Corporate	1	1
Housing	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]	1/31/16		7/31/15
AAA/Aaa	—	[2]	4%
AA/Aa	75%		72
A	21		21
BBB/Baa	2		2
B	2		1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]	Represents less than 1% of the Fund’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	1%
2017	9
2018	15
2019	21
2020	9

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	11

Fund Summary as of January 31, 2016	BlackRock MuniYield Investment Fund

Fund Overview

BlackRock MuniYield Investment Fund’s (MYF) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund primarily invests in municipal bonds that are investment grade quality at the time of investment. The Fund may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on NYSE	MYF
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2016 ($15.84)[1]	6.17%
Tax Equivalent Yield[2]	10.90%
Current Monthly Distribution per Common Share[3]	$0.0815
Current Annualized Distribution per Common Share[3]	$0.9780
Economic Leverage as of January 31, 2016[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2016 were as follows:

	Returns Based On
	Market Price	NAV
MYF[1,2]	11.44%	4.80%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	9.89%	5.99%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall). Municipals also benefited from a general “flight to quality” caused by the elevated volatility in the higher-risk segments of the financial markets.

•

The Fund’s overweight position in A-rated bonds, which outperformed higher-rated issues amid investors’ continued search for yield, made a positive contribution to performance. Holdings in longer-dated, A-rated bonds in the transportation and utilities sectors made particularly strong contributions. The Fund’s positions in long-term bonds, which outpaced their short-term counterparts, aided performance. Income generated in the form of coupon payments also made a meaningful contribution to the Fund’s total return.

•

Using TOB Trusts, the Fund continued to employ leverage in order to increase income. Leverage amplifies the effect of interest rate movements, which was a positive for Fund performance during the past six months, given that yields declined.

•

The Fund’s positions in shorter-dated holdings, such as pre-refunded issues and bonds with very short call dates, detracted from performance. The Fund’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance at a time when yields fell.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2016

BlackRock MuniYield Investment Fund

Market Price and Net Asset Value Per Share Summary

	1/31/16	7/31/15	Change	High	Low
Market Price	$15.84	$14.67	7.98%	$15.95	$14.45
Net Asset Value	$15.86	$15.61	1.60%	$15.89	$15.37

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/16	7/31/15
Transportation	29%	27%
County/City/Special District/School District	19	20
Utilities	16	16
Health	15	14
Education	7	7
State	6	7
Corporate	3	4
Tobacco	3	3
Housing	2	2

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]	1/31/16	7/31/15
AAA/Aaa	7%	7%
AA/Aa	57	58
A	27	25
BBB/Baa	4	6
BB/Ba	1	1
B	1	—
N/R2	3	3

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of January 31, 2016 and July 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade each represents less than 1% of the Fund’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	1%
2017	1
2018	13
2019	30
2020	12

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	13

Fund Summary as of January 31, 2016	BlackRock MuniYield New Jersey Fund, Inc.

Fund Overview

BlackRock MuniYield New Jersey Fund, Inc.’s (MYJ) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes and New Jersey personal income tax as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may subject to the federal alternative minimum tax) and New Jersey personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on NYSE	MYJ
Initial Offering Date	May 1, 1992
Yield on Closing Market Price as of January 31, 2016 ($15.78)[1]	5.70%
Tax Equivalent Yield[2]	11.06%
Current Monthly Distribution per Common Share[3]	$0.075
Current Annualized Distribution per Common Share[3]	$0.900
Economic Leverage as of January 31, 2016[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 48.48%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2016 were as follows:

	Returns Based On
	Market Price	NAV
MYJ[1,2]	10.47%	5.75%
Lipper New Jersey Municipal Debt Funds[3]	5.99%	6.08%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV, which narrowed during the period, accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds performed well during the six-month period, as the combination of falling U.S. Treasury yields and improving municipal finances created healthy buying interest in the asset class. (Prices rise as yields fall). Municipals also benefited from a general “flight to quality” caused by the elevated volatility in the higher-risk segments of the financial markets.

•

New Jersey municipal bonds outperformed the national tax-exempt market during the period. The slump in the state’s bond market during the first half of 2015 led to a significant widening of yield spreads (the extra yield received when compared to U.S. government securities). Higher yields attracted buying interest in the state during the past six months, which helped boost prices at a time of dwindling supply.

•

The Fund’s overweight position in A-rated bonds, which outperformed higher-rated issues amid investors’ continued search for yield, made a positive contribution to performance. Holdings in longer-dated, A-rated bonds in state and local tax-backed, transportation and education sectors made particularly strong contributions. The Fund’s positions in long-term bonds, which outpaced their short-term counterparts, aided performance. Income generated in the form of coupon payments also made a meaningful contribution to the Fund’s total return.

•

Using TOB Trusts, the Fund continued to employ leverage in order to increase income. Leverage amplifies the effect of interest rate movements, which was a positive for Fund performance during the past six months, given that yields declined.

•

The Fund’s positions in shorter-dated holdings, such as pre-refunded issues and bonds with very short call dates, detracted from performance. The Fund’s use of U.S. Treasury futures contracts to manage interest rate risk had a slightly negative impact on performance at a time when yields fell.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2016

BlackRock MuniYield New Jersey Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/16	7/31/15	Change	High	Low
Market Price	$15.78	$14.72	7.20%	$15.92	$14.39
Net Asset Value	$16.43	$16.01	2.62%	$16.48	$15.69

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/16	7/31/15
Transportation	36%	35%
Education	18	19
County/City/Special District/School District	16	15
State	14	15
Corporate	7	7
Health	6	6
Housing	2	2
Utilities	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]	1/31/16	7/31/15
AAA/Aaa	—	3%
AA/Aa	42%	39
A	45	46
BBB/Baa	10	9
BB/Ba	2	1
N/R2	1	2

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment advisor evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment advisor has deemed certain of these unrated securities as investment grade quality. As of January 31, 2016 and July 31, 2015, the market value of unrated securities deemed by the investment advisor to be investment grade each represents 1% of the Fund’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2016	3%
2017	6
2018	11
2019	12
2020	6

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	15

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 130.3%
Corporate — 7.7%
Build NYC Resource Corp., Refunding RB:
Ethical Culture Fieldston School Project, 5.00%, 6/01/30	$385	$457,153
Pratt Paper, Inc. Project, AMT, 4.50%, 1/01/25 (a)	500	544,140
The Packer Collegiate Institute Project, 5.00%, 6/01/35	250	290,010
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	500	505,475
Onondaga County Industrial Development Agency, RB, AMT, 5.75%, 3/01/24	500	636,255
State of New York Energy Research & Development Authority, Refunding RB (NPFGC):
Brooklyn Union Gas/Keyspan, Series A, AMT, 4.70%, 2/01/24	500	501,685
Rochester Gas & Electric Corp., Series C, 5.00%, 8/01/32 (b)	1,000	1,020,130
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,208,720

		5,163,568
County/City/Special District/School District — 28.3%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,080,750
City of New York New York, GO, Refunding, Series E:
5.25%, 8/01/22	2,000	2,477,800
5.00%, 8/01/30	1,250	1,495,275
City of New York New York, GO:
Sub-Series A-1, 5.00%, 8/01/33	700	831,194
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,725,765
Sub-Series I-1, 5.13%, 4/01/25	750	849,652
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,500	1,542,420
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	750	849,652
City of Yonkers New York, GO, Refunding Series B, 5.00%, 8/01/24	490	599,481
County of Nassau New York, 5.00%, 1/01/32 (c)	1,000	1,187,050
Haverstraw-Stony Point Central School District, GO, (AGM), 5.00%, 10/15/33	300	355,761
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,164,260
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	3,060	3,697,184
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,158,590

		19,014,834

Municipal Bonds	Par (000)	Value
New York (continued)
Education — 30.9%
Build NYC Resource Corp., RB, Bronx Charter School For Excellence Project, Series A, 3.88%, 4/15/23	$505	$506,384
Build NYC Resource Corp., Refunding RB, 5.00%, 7/01/33	2,000	2,289,300
City of New York New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 7/01/32	500	597,330
County of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,180,090
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/30	1,000	1,191,890
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/21	1,000	1,119,170
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	578,225
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	880	951,474
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	143,446
Fordham University, Series A, 5.25%, 7/01/25	500	590,005
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/32	1,000	1,168,440
Mount Sinai School of Medicine, 5.50%, 7/01/19 (d)	1,000	1,149,560
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	250	297,070
Series A, 5.00%, 3/15/32	1,000	1,199,090
Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	1,000	1,056,070
State of New York Dormitory Authority, Refunding RB:
5.00%, 7/01/31	1,500	1,813,035
Fordham University, 5.00%, 7/01/29	375	442,676
Fordham University, 5.00%, 7/01/30	300	351,786
Pace University, Series A, 5.00%, 5/01/27	1,000	1,108,850
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,050	1,272,589
The Culinary Institute of America, 5.00%, 7/01/28	500	563,770
Troy Capital Resource Corp., Refunding RB, 5.00%, 8/01/32	1,000	1,182,200

		20,752,450
Health — 17.0%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 7/01/30	500	576,135
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	248,987
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	1,000	1,150,150

Portfolio Abbreviations

AGC	Assured Guarantee Corp.	EDA	Economic Development Authority	M/F	Multi-Family
AGM	Assured Guaranty Municipal Corp.	ERB	Education Revenue Bonds	NPFGC	National Public Finance Guarantee Corp.
AMBAC	American Municipal Bond Assurance Corp.	GARB	General Airport Revenue Bonds	PILOT	Payment in Lieu of Taxes
AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds	RB	Revenue Bonds
ARB	Airport Revenue Bonds	IDA	Industrial Development Authority	S/F	Single-Family
BARB	Building Aid Revenue Bonds	IDB	Industrial Development Board	SONYMA	State of New York Mortgage Agency
CAB	Capital Appreciation Bonds	ISD	Independent School District	Syncora	Syncora Guarantee
COP	Certificates of Participation	LRB	Lease Revenue Bonds

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds	Par (000)	Value
New York (continued)
Health (continued)
County of Erie New York Industrial Development Agency, RB, Episcopal Church Home, Series A, 5.88%, 2/01/18	$110	$110,034
County of Suffolk New York Industrial Development Agency, Refunding RB, Jefferson’s Ferry Project, 4.63%, 11/01/16	800	818,368
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	1,058,403
Remarketing, Series A, 5.00%, 11/01/30	580	654,327
Series B, 6.00%, 11/01/30	240	277,452
County of Westchester New York Local Development Corp., Refunding RB, Kendal On Hudson Project:
3.00%, 1/01/18	500	514,635
4.00%, 1/01/23	250	274,320
5.00%, 1/01/28	875	988,304
State of New York Dormitory Authority, RB, Series A:
New York State Association for Retarded Children, Inc., 5.30%, 7/01/23	450	514,287
New York University Hospitals Center, 5.00%, 7/01/22	1,000	1,146,440
State of New York Dormitory Authority, Refunding RB, Series A:
Mount Sinai Hospital, 4.25%, 7/01/23	250	275,198
North Shore-Long Island Jewish Obligated Group, 5.00%, 5/01/32	1,770	2,059,221
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	750	769,080

		11,435,341
Housing — 2.1%
City of New York New York Housing Development Corp., RB, M/F Housing:
Series B1, 5.25%, 7/01/30	500	599,540
Series H-2-A, Remarketing, AMT, 5.00%, 11/01/30	780	805,303

		1,404,843
State — 10.6%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	645,501
State of New York Dormitory Authority, RB:
Haverstraw King’s Daughters Public Library, 5.00%, 7/01/26	1,015	1,181,785
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	600	648,636
State of New York Dormitory Authority, Refunding RB, Barnard College, Series A, 4.00%, 7/01/31	1,000	1,095,290
State of New York Thruway Authority, RB, Transportation, Series A, 5.00%, 3/15/32	250	294,855
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,132,150
State of New York Urban Development Corp., RB:
Personal Income Tax, Series A-1, 5.00%, 3/15/32	400	471,768
Service Contract, Series B, 5.00%, 1/01/21	1,500	1,652,955

		7,122,940
Tobacco — 0.8%
Niagara Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/34	500	576,095
Transportation — 27.8%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,178,250
Series A (NPFGC), 5.00%, 11/15/24	1,010	1,047,622

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Metropolitan Transportation Authority, RB (continued):
Series A-1, 5.25%, 11/15/33	$500	$603,495
Series B, 5.25%, 11/15/33	1,000	1,199,010
Series B (NPFGC), 5.25%, 11/15/19	860	994,530
Sub-Series B-1, 5.00%, 11/15/24	460	555,767
Sub-Series B-4, 5.00%, 11/15/24	300	362,457
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,000	1,138,420
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	2,000	2,376,820
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	500	539,475
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,162,250
Consolidated, 152nd Series, 5.00%, 11/01/24	1,000	1,078,950
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 1/01/37	660	760,492
Series K, 5.00%, 1/01/32	650	778,070
Triborough Bridge & Tunnel Authority, RB:
5.00%, 11/15/33	500	606,530
Series B, 5.00%, 11/15/31	2,005	2,459,493
Triborough Bridge & Tunnel Authority, Refunding RB, Series A:
5.00%, 11/15/24	1,000	1,234,350
5.00%, 1/01/27	500	603,530

		18,679,511
Utilities — 5.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/32	500	546,865
Long Island Power Authority, Refunding RB, Series A:
Electric System, 5.50%, 4/01/19 (d)	500	571,680
5.00%, 9/01/34	1,000	1,164,410
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 6/15/31	1,000	1,161,430

		3,444,385
Total Municipal Bonds in New York		87,593,967

Puerto Rico — 2.2%
Housing — 2.2%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,360	1,473,546

U.S. Virgin Islands — 0.8%
State — 0.8%
Virgin Islands Public Finance Authority, Refunding RB, Gross Receipts Taxes Loan Note, Series C, 5.00%, 10/01/30	500	564,535
Total Municipal Bonds — 133.3%		89,632,048

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	17

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York — 20.7%
County/City/Special District/School District — 4.1%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	$599	$682,966
City of New York New York, GO:
Series I, 5.00%, 3/01/32	991	1,178,934
Sub-Series G-1, 5.00%, 4/01/29	750	892,980

		2,754,880
Education — 2.8%
State of New York Dormitory Authority, 5.25%, 3/15/33	1,500	1,858,230
State — 4.4%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,213,017
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 3/15/32	1,499	1,767,864

		2,980,881
Transportation — 4.3%
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/25	749	868,784
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	750	884,265
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	991	1,151,777

		2,904,826

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
New York (continued)
Utilities — 5.1%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	$1,560	$1,821,409
Series A, 4.75%, 6/15/30	1,500	1,580,085

		3,401,494
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.7%		13,900,311
Total Long-Term Investments (Cost — $95,447,574) — 154.0%		103,532,359

Short-Term Securities	Shares
BIF New York Municipal Money Fund, 0.00% (f)(g)	712,866	712,866
Total Short-Term Securities (Cost — $712,866) — 1.1%		712,866
Total Investments (Cost — $96,160,440) — 155.1%		104,245,225
Liabilities in Excess of Other Assets — (0.4)%		(247,205)
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (10.7)%		(7,169,587)
VRDP Shares, at Liquidation Value — (44.0)%		(29,600,000)

Net Assets Applicable to Common Shares — 100.0%		$67,228,433

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Variable rate security. Rate as of period end.

(c)	When-issued security.

(d)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)	During the six months ended January 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BIF New York Municipal Money Fund	970,820	(257,954)	712,866	$188

(g)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(14)	5-Year U.S. Treasury Note	March 2016	$1,689,406	$(25,253)
(18)	10-Year U.S. Treasury Note	March 2016	$2,332,406	(53,086)
(5)	Long U.S. Treasury Bond	March 2016	$805,157	(30,819)
Total				$(109,158)

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$109,158	—	$109,158

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Financial futures contracts	—	—	—	—	$(47,836)	—	$(47,836)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(90,000)	—	$(90,000)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$3,439,992

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$103,532,359	—	$103,532,359
Short-Term Securities	$712,866	—	—	712,866

Total	$712,866	$103,532,359	—	$104,245,225

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(109,158)	—	—	$(109,158)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$57,450	—	—	$57,450
Liabilities:
TOB Trust Certificates	—	$(7,169,171)	—	(7,169,171)
VRDP Shares	—	(29,600,000)	—	(29,600,000)

Total	$57,450	$(36,769,171)	—	$(36,711,721)

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	19

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 140.6%
Corporate — 18.1%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,893,054
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,110,030
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	1,000	1,050,680
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,508,440
5.00%, 12/01/37	2,500	3,000,625

		12,562,829
County/City/Special District/School District — 34.0%
City of Tucson Arizona, COP (AGC), 5.00%, 7/01/29	1,000	1,107,530
County of Maricopa Arizona Community College District, GO, Series C, 3.00%, 7/01/22	1,000	1,056,210
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B (a):
5.50%, 7/01/29	480	591,984
5.50%, 7/01/30	400	491,468
County of Maricopa Arizona Unified School District No. 89 Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,122,940
County of Maricopa Unified School District No 11-Peoria, GO, 5.00%, 7/01/35	1,250	1,480,887
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,129,230
County of Pinal Arizona, RB, 5.00%, 8/01/33	500	588,120
County of Yuma Arizona Library District, GO (Syncora), 5.00%, 7/01/26	500	531,255
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 7/01/27	2,000	2,259,520
Gladden Farms Community Facilities District, GO, 5.50%, 7/15/31	750	754,792
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,256,652
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,714,850
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	3,958,056
Town of Buckeye Arizona, RB, 5.00%, 7/01/43	4,000	4,557,160

		23,600,654
Education — 27.5%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 6/01/30	2,595	3,000,339
Arizona State University, RB, Series C (b):
6.00%, 7/01/18	970	1,090,251
6.00%, 7/01/18	745	837,358
6.00%, 7/01/18	425	477,687
6.00%, 7/01/18	400	449,588
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 7/01/33	500	564,460
Great Hearts Academies — Veritas Project, 6.30%, 7/01/42	500	540,260
Great Hearts Academies Project, Series A, 5.00%, 7/01/44 (c)	2,000	2,067,980
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (c)	440	497,380
City of Phoenix Arizona IDA, Refunding RB (c):
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/45	1,000	1,032,590
Legacy Traditional School Projects, 5.00%, 7/01/45	500	494,660

Municipal Bonds	Par (000)	Value
Arizona (continued)
Education (continued)
County of Pima Arizona IDA, Refunding RB:
Arizona Charter Schools Project, Series O, 5.00%, 7/01/26	$915	$916,986
Series A, 5.00%, 7/01/46 (c)	1,500	1,548,525
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	3,000	3,417,840
Student & Academic Services LLC, RB, 5.00%, 6/01/39	1,400	1,608,502
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	500	542,920

		19,087,326
Health — 18.4%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	551,575
Arizona Health Facilities Authority, Refunding RB:
5.00%, 12/01/42	1,750	1,980,703
Banner Health, Series D, 5.50%, 1/01/38	4,800	5,140,608
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	1,000	1,084,560
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	545,525
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	192,321
County of Maricopa Arizona IDA, Refunding RB, Samaritan Health Services, Series A (NPFGC), 7.00%, 12/01/16 (d)	235	247,671
County of Yavapai IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,172,260
University Medical Center Corp., RB, 6.50%, 7/01/19 (b)	500	592,285
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (b)	1,000	1,251,240

		12,758,748
Housing — 0.5%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, AMT (Fannie Mae):
Series A-1, 5.75%, 5/01/40	30	32,070
Series A-2, 5.80%, 7/01/40	35	36,624
City of Phoenix & County of Pima Arizona IDA, RB, S/F Housing, Series 1A, AMT (Fannie Mae), 5.65%, 7/01/39	154	154,271
City of Phoenix & County of Pima Arizona IDA, Refunding RB, S/F Housing, AMT (Fannie Mae):
Series 1, 5.25%, 8/01/38	11	10,734
Series 2, 5.50%, 12/01/38	39	40,779
County of Maricopa Arizona IDA, RB, S/F Housing, Series 3-B, AMT (Ginnie Mae), 5.25%, 8/01/38	50	49,995

		324,473
State — 14.3%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 7/01/18 (b)	4,000	4,405,240
Arizona School Facilities Board, COP (b):
5.13%, 9/01/18	1,000	1,110,860
5.75%, 9/01/18	2,000	2,253,680
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	1,930	2,172,215

		9,941,995
Transportation — 4.3%
City of Phoenix Arizona Civic Improvement Corp., RB, Senior Lien, Series A, AMT, 5.00%, 7/01/33	1,000	1,085,440

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Transportation (continued)
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 7/01/40	$1,000	$1,122,080
Senior Lien, AMT, 5.00%, 7/01/32	700	805,581

		3,013,101
Utilities — 23.5%
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B, 5.00%, 7/01/40	3,500	4,058,285
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,227,380
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18 (b)	2,000	2,287,040
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 7/01/36	2,500	2,800,750
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	519,275
Gilbert Water Resource Municipal Property Corp., RB, Subordinate Lien (NPFGC), 5.00%, 10/01/29	900	954,351
Greater Arizona Development Authority, RB, Series B (NPFGC), 5.00%, 8/01/30	45	45,144
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/24	1,000	1,080,950
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/41	2,000	2,355,700

		16,328,875
Total Municipal Bonds in Arizona		97,618,001

Guam — 2.6%
State — 2.6%
Territory of Guam, RB, Business Privilege Tax:
Bonds, Series A, 5.13%, 1/01/42	620	682,155
Series B-1, 5.00%, 1/01/42	1,000	1,089,620
Total Municipal Bonds in Guam		1,771,775

Municipal Bonds	Par (000)	Value
Puerto Rico — 1.2%
Utilities — 1.2%
Children’s Trust Fund, Refunding RB, Asset-Backed, 5.63%, 5/15/43	$845	$846,420
Total Municipal Bonds — 144.4%		100,236,196

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
Arizona — 10.8%
Utilities — 10.8%
City of Mesa Arizona, RB, Utility System, 1.00%, 7/01/35	3,000	3,477,810
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/34	3,000	3,346,890
Salt River Project Agricultural Improvement & Power District, RB, Electric System, Series A, 5.00%, 1/01/38	660	703,989
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.8%		7,528,689
Total Long-Term Investments (Cost — $98,407,952) — 155.2%		107,764,885

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, 0.02% (f)(g)	1,698,146	1,698,146
Total Short-Term Securities (Cost — $1,698,146) — 2.5%		1,698,146
Total Investments (Cost — $100,106,098) — 157.7%		109,463,031
Other Assets Less Liabilities — 0.8%		587,055
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.8)%		(3,330,054)
VRDP Shares, at Liquidation Value — (53.7)%		(37,300,000)

Net Assets Applicable to Common Shares — 100.0%		$69,420,032

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is collateralized by municipal bonds or U.S. Treasury obligations.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)	During the six months ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
FFI Institutional Tax-Exempt Fund	1,074,105	(1,074,105)	—	$106
BlackRock Liquidity Funds, MuniCash	—	1,698,146	1,698,146	—

(g)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	21

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(10)	5-Year U.S. Treasury Note	March 2016	$1,206,719	$(17,528)
(9)	10-Year U.S. Treasury Note	March 2016	$1,166,203	(25,058)
(4)	Long U.S. Treasury Bond	March 2016	$644,125	(23,872)
Total				$(66,458)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$66,458	—	$66,458

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Financial futures contracts	—	—	—	—	$61,983	—	$61,983

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(66,458)	—	$(66,458)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$2,361,832

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$107,764,885	—	$107,764,885
Short-Term Securities	$1,698,146	—	—	1,698,146

Total	$1,698,146	$107,764,885	—	$109,463,031

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(66,458)	—	—	$(66,458)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$38,000	—	—	$38,000
Liabilities:
TOB Trust Certificates	—	$(3,330,000)	—	(3,330,000)
VRDP Shares	—	(37,300,000)	—	(37,300,000)

Total	$38,000	$(40,630,000)	—	$(40,592,000)

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	23

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 88.0%
Corporate — 1.6%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	$975	$1,127,734
Series D, 5.88%, 1/01/34	4,000	4,626,600

		5,754,334
County/City/Special District/School District — 31.5%
Campbell Union High School District, GO, Election of 2006, Series C, 5.75%, 8/01/40	4,000	4,685,080
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,009,300
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E:
5.75%, 9/01/34	1,215	1,391,989
6.00%, 9/01/34	2,660	3,083,738
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,848,563
6.50%, 5/01/42	1,860	2,245,597
County of Riverside California Public Financing Authority, RB, Capital Facility Project, 5.25%, 11/01/45	5,000	5,912,650
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,440	2,973,994
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	16,000	17,411,200
El Monte California Union High School District, GO, Election of 2002, Series C, 5.25%, 6/01/18 (a)	6,000	6,626,700
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,451,170
Grossmont California Healthcare District, GO, Election of 2006, Series B, 6.13%, 7/15/21 (a)	2,000	2,536,780
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39	7,485	8,729,232
Los Rios Community College District, GO, Election of 2002, Series D, 5.38%, 8/01/34	4,635	5,257,202
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	4,000	4,570,200
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/41	7,135	8,441,347
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	6,035	6,900,479
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/38	5,000	5,987,450
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	4,135	4,642,447
Santa Ana Unified School District, GO, Election of 2008, Series A, 5.13%, 8/01/33	6,210	6,825,660
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,991,450

		111,522,228
Education — 4.4%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,954,675
San Francisco University, 6.13%, 10/01/36	1,745	2,136,194
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,293,455

Municipal Bonds	Par (000)	Value
California (continued)
Education (continued)
California School Finance Authority, RB:
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.00%, 7/01/33	$1,500	$1,696,095
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.30%, 7/01/43	3,000	3,420,630
Value Schools, 6.65%, 7/01/33	595	668,667
Value Schools, 6.90%, 7/01/43	1,330	1,504,203

		15,673,919
Health — 14.1%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	9,750	11,105,737
St. Joseph Health System, Series A, 5.75%, 7/01/39	1,000	1,148,470
Sutter Health, Series A, 5.00%, 11/15/41 (b)	4,500	5,253,795
Sutter Health, Series B, 6.00%, 8/15/42	7,530	9,083,063
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	10,000	11,495,500
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	8,045	9,649,173
Washington Township Health Care District, GO, Series B, 5.50%, 8/01/38	1,625	1,971,466

		49,707,204
Housing — 1.0%
County of Santa Clara California Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,503,500
State — 9.2%
State of California, GO, Various Purposes:
6.00%, 4/01/38	8,000	9,234,880
6.00%, 11/01/39	2,000	2,361,160
State of California Public Works Board, LRB:
Department of Developmental Services, Poterville, Series C, 6.25%, 4/01/34	1,605	1,879,279
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,790,600
Trustees of the California State University, Series D, 6.00%, 4/01/27	215	250,176
Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,870,739
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/34	4,400	5,289,284

		32,676,118
Tobacco — 2.7%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	10,050	9,597,851
Transportation — 8.2%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	5,215	6,033,651
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,676,304
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	3,605	4,056,923
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,166,160
5.75%, 3/01/34	1,000	1,185,100

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (continued)
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	$1,400	$1,685,376
County of Orange California, ARB, Series B, 5.75%, 7/01/34	3,000	3,209,790
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,339,300
Senior Series B, 5.75%, 7/01/39	900	996,219
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,075	5,704,249

		29,053,072
Utilities — 15.3%
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	3,035	3,333,310
City of Los Angeles California Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	4,000	4,620,680
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	3,190,769
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,420	2,890,037
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/35	6,000	6,558,540
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	20,000	21,184,000
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 5/01/30	1,245	1,514,156
5.25%, 5/01/33	2,810	3,377,564
San Diego Public Facilities Financing Authority, Refunding RB, Senior Series A, 5.38%, 5/15/34	3,920	4,462,567
San Francisco City & County California Public Utilities Commission, Refunding RB, Series A, 5.13%, 11/01/39	2,480	2,811,874

		53,943,497
Total Municipal Bonds — 88.0%		311,431,723

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 71.4%
County/City/Special District/School District — 35.3%
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	9,870	11,023,310
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	17,850	20,723,315
5.00%, 12/01/44	14,095	16,233,471
Los Angeles Community College District California, GO, Election of 2008:
Election of 2001, Series E-1, 5.00%, 8/01/18 (a)	14,850	16,414,893
Election of 2008, Series C, 5.25%, 8/01/19 (d)	9,680	11,289,348
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	3,828	4,508,316
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,778,599
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	7,732	8,851,720

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	$15,520	$17,999,475

		124,822,447
Education — 18.2%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (d)	13,845	15,451,989
University of California, RB:
Series AM, 5.25%, 5/15/44	11,950	14,122,510
Series O, 5.75%, 5/15/19 (a)	2,805	3,252,407
University of California, Refunding RB:
Series A, 5.00%, 11/01/43	5,001	5,887,172
Series I, 5.00%, 5/15/40	21,875	25,593,277

		64,307,355
Health — 8.7%
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	26,870	30,935,162
Transportation — 3.2%
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45	10,045	11,444,960
Utilities — 6.0%
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,098	15,997,265
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	4,748	5,190,111

		21,187,376
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 71.4%		252,697,300
Total Long-Term Investments (Cost — $515,492,676) — 159.4%		564,129,023

Short-Term Securities	Shares
BIF California Municipal Money Fund, 0.00% (e)(f)	9,315,684	9,315,684
Total Short-Term Securities (Cost — $9,315,684) — 2.6%		9,315,684
Total Investments (Cost — $524,808,360) — 162.0%		573,444,707
Other Assets Less Liabilities — 0.2%		857,666
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.3)%		(114,466,126)
VRDP Shares, at Liquidation Value — (29.9)%		(105,900,000)

Net Assets Applicable to Common Shares — 100.0%		$353,936,247

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	25

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to August 1, 2018, is $14,709,685. See Note 4 of the Notes to Financial Statements for details.

(e)	During the six months ended January 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BIF California Municipal Money Fund	3,733,443	5,582,241	9,315,684	$4

(f)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(43)	5-Year U.S. Treasury Note	March 2016	$5,188,891	$(64,781)
(48)	10-Year U.S. Treasury Note	March 2016	$6,219,750	(113,621)
(24)	Long U.S. Treasury Bond	March 2016	$3,864,750	(128,631)
(2)	Ultra U.S. Treasury Bond	March 2016	$332,375	(11,868)
Total				$(318,901)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$318,901	—	$318,901

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Financial futures contracts	—	—	—	—	$(65,089)	—	$(65,089)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(286,566)	—	$(286,566)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$12,547,750

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$564,129,023	—	$564,129,023
Short-Term Securities	$9,315,684	—	—	9,315,684

Total	$9,315,684	$564,129,023	—	$573,444,707

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(318,901)	—	—	$(318,901)

[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$209,500	—	—	$209,500
Liabilities:
TOB Trust Certificates	—	$(114,447,027)	—	(114,447,027)
VRDP Shares	—	(105,900,000)	—	(105,900,000)

Total	$209,500	$(220,347,027)	—	$(220,137,527)

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	27

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$607,037
Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB:
5.75%, 9/01/18 (a)	975	1,098,133
5.75%, 9/01/33	25	27,796
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	690	583,112

		1,709,041
California — 13.3%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,740	3,058,032
California Health Facilities Financing Authority, RB, Sutter Health:
Series A, 5.00%, 11/15/46 (b)	1,035	1,202,991
Series B, 6.00%, 8/15/42	1,645	1,984,281
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	816,180
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	1,065	1,297,607
2nd, 5.25%, 5/01/33	830	966,203
5.00%, 5/01/44	1,275	1,429,479
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	2,000	2,196,580
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,751,610
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,620	1,984,954
Regents of the University of California Medical Center, Refunding RB, Series J, 5.25%, 5/15/38	3,730	4,437,954
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,310	1,470,763
State of California, GO, Various Purposes, 6.00%, 3/01/33	2,535	3,037,031
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,241,320
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	835	1,004,973
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	625	754,562

		28,634,520
Colorado — 1.0%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	1,000	1,193,160
5.50%, 11/15/30	330	391,261
5.50%, 11/15/31	400	472,376

		2,056,797
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB, 5.00%, 12/01/45	2,070	2,387,828
Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	542,580

Municipal Bonds	Par (000)	Value
Florida — 7.1%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	$675	$812,720
City of Miami Beach Florida Parking Revenue, RB, 5.00%, 9/01/45	1,000	1,142,270
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	985	1,105,298
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,366,010
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,262,760
County of Lee Florida Housing Finance Authority, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	330	330,677
County of Manatee Florida Housing Finance Authority, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	240	244,121
County of Miami-Dade Florida, RB, Seaport:
Series A, 5.38%, 10/01/33	1,170	1,355,211
Series B, AMT, 6.25%, 10/01/38	525	653,352
Series B, AMT, 6.00%, 10/01/42	700	835,520
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,762,373
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 6/01/32	1,200	1,424,400

		15,294,712
Georgia — 0.5%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	880	990,572
Hawaii — 1.1%
State of Hawaii, Department of Transportation, COP, AMT:
5.25%, 8/01/25	485	580,589
5.25%, 8/01/26	525	627,112
State of Hawaii, Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	1,135	1,270,610

		2,478,311
Illinois — 14.6%
City of Chicago Illinois, GARB, O’Hare International Airport, 3rd Lien, Series C, 6.50%, 1/01/41	6,065	7,319,242
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,000	1,094,280
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	1,000	1,102,190
5.25%, 12/01/40	1,000	1,093,300
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	2,000	2,321,120
5.25%, 12/01/43	1,500	1,690,575
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,747,920
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,364,916
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,844,569
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,621,231
6.00%, 6/01/28	390	469,377
State of Illinois, GO:
5.25%, 2/01/32	2,200	2,399,386
5.50%, 7/01/33	1,000	1,122,070

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Illinois (continued)
State of Illinois, GO (continued):
5.50%, 7/01/38	$415	$459,961

		31,650,137
Indiana — 3.1%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 1/01/34	1,350	1,653,318
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	4,525	5,137,006

		6,790,324
Kansas — 1.7%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	3,275	3,774,699
Kentucky — 0.7%
County of Louisville & Jefferson Kentucky Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,200	1,399,056
Louisiana — 2.3%
Lake Charles Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	1,750	2,053,713
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,683,623
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,195	1,316,137

		5,053,473
Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	3,000,825
Massachusetts — 2.5%
Massachusetts HFA, Refunding RB, AMT:
Series B, 5.50%, 6/01/41	1,210	1,278,111
Series C, 5.35%, 12/01/42	2,000	2,090,780
Series F, 5.70%, 6/01/40	1,925	2,027,217

		5,396,108
Michigan — 2.7%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,805	2,135,712
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (a)	760	865,222
6.00%, 10/15/38	490	551,691
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,970	2,343,591

		5,896,216
Mississippi — 1.1%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,785	2,396,737
Nevada — 3.3%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,850	3,306,000
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	3,375	3,919,320

		7,225,320
New Jersey — 4.3%
New Jersey EDA, RB, The Goethals Bridge Replacement Project, Private Activity Bond, AMT (AGM), 5.00%, 1/01/31	900	1,010,808

Municipal Bonds	Par (000)	Value
New Jersey (continued)
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	$2,250	$2,556,158
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	2,670	2,923,543
Series AA, 5.50%, 6/15/39	2,475	2,728,316

		9,218,825
New York — 1.4%
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (c)	1,100	1,148,983
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,650	1,863,411

		3,012,394
Ohio — 2.2%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	3,115	3,499,142
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	1,000	1,198,020

		4,697,162
Oklahoma — 0.4%
Tulsa Airports Improvement Trust, Refunding RB, American Airlines, Inc., AMT, 5.00%, 6/01/35 (d)	700	782,229
Pennsylvania — 6.5%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,226,811
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypson Co., AMT, 5.50%, 11/01/44	1,000	1,043,670
Pennsylvania Turnpike Commission, RB:
Series B, 5.00%, 12/01/40	1,500	1,718,115
Series B, 5.00%, 12/01/45	2,000	2,274,580
Sub-Series A, 6.00%, 12/01/16 (a)	3,000	3,140,730
Sub-Series A, 5.63%, 12/01/31	2,455	2,867,121
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,736,820

		14,007,847
Rhode Island — 1.9%
Tobacco Settlement Financing Corp., Refunding RB, Series B, 4.50%, 6/01/45	3,950	4,003,957
South Carolina — 4.2%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,980,750
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	1,955	2,311,220
5.50%, 7/01/41	1,000	1,143,050
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	1,280	1,436,045
South Carolina State Public Service Authority, Refunding RB, Obligations, Series C, 5.00%, 12/01/46	1,130	1,271,578

		9,142,643
Tennessee — 0.3%
Metropolitan Nashville Airport Authority, ARB, Series B, AMT, 5.00%, 7/01/40	635	719,042

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	29

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Texas — 8.2%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/31	$1,000	$1,140,170
6.00%, 1/01/41	2,600	2,981,290
Conroe Texas ISD, GO, School Building, Series A, 5.75%, 2/15/18 (a)	1,800	1,983,420
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare:
6.00%, 8/15/20 (a)	280	339,858
6.00%, 8/15/45	3,515	4,203,905
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,365	1,506,933
Series H, 5.00%, 11/01/37	1,535	1,694,394
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/38	1,000	1,120,140
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	710	825,155
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	2,002,447

		17,797,712
Virginia — 2.0%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	560	638,926
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	800	927,728
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	2,440	2,819,933

		4,386,587
Wisconsin — 1.7%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	3,470	3,773,556
Total Municipal Bonds — 92.0%		198,826,247

Municipal Bonds Transferred to Tender Option Bond Trusts (e)
California — 20.3%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (a)	2,680	3,080,601
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (f)	4,200	4,687,494
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	6,000	6,878,460
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/39 (f)	5,250	6,122,839
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	7,697	9,063,716
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	891,499
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/39	8,412	9,633,299
University of California, RB, Series O, 5.75%, 5/15/19 (a)	3,000	3,478,510

		43,836,418

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (f)	$2,149	$2,425,157
District of Columbia — 3.3%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (f)	2,805	3,280,410
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/18 (a)	3,507	3,938,943

		7,219,353
Florida — 2.0%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	4,246,207
Illinois — 3.7%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	5,300	5,992,869
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/18 (a)	1,750	1,908,734

		7,901,603
Nevada — 8.9%
County of Clark Nevada Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/18 (a)	5,000	5,626,300
Series B, 5.50%, 7/01/29	5,668	6,485,541
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	6,070	7,135,831

		19,247,672
New Hampshire — 1.1%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (f)	2,159	2,449,253
New Jersey — 3.6%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,251	2,397,715
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,000	4,209,040
Series B, 5.25%, 6/15/36 (f)	1,000	1,070,126

		7,676,881
New York — 14.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,408	5,234,185
Series FF, 5.00%, 6/15/45	3,859	4,414,333
Series FF-2, 5.50%, 6/15/40	2,505	2,858,162
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,499	2,780,168
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (f)	1,290	1,501,762
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	5,074,147
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (f)	2,560	2,994,226
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	5,700	6,412,842

		31,269,825
South Carolina — 1.7%
State of South Carolina Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (f)	3,240	3,672,896

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds Transferred to Tender Option Bond Trusts (e)	Par (000)	Value
Texas — 6.8%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/31 (f)	$3,989	$4,455,484
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	6,142,878
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	3,480	4,120,946

		14,719,308
Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,994	2,183,858
Virginia — 0.9%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	1,749	1,983,084
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 68.9%		148,831,515
Total Long-Term Investments (Cost — $309,384,128) — 160.9%		347,657,762

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, 0.02% (g)(h)	235,465	$235,465
Total Short-Term Securities (Cost — $235,465) — 0.1%		235,465
Total Investments (Cost — $309,619,593) — 161.0%		347,893,227
Other Assets Less Liabilities — 1.4%		3,120,072
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (34.9)%		(75,518,536)
VRDP Shares, at Liquidation Value — (27.5)%		(59,400,000)

Net Assets Applicable to Common Shares — 100.0%		$216,094,763

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Variable rate security. Rate as of period end.

(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(f)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between October 1, 2016 to November 15, 2019 is $18,118,175. See Note 4 of the Notes to Financial Statements for details.

(g)	During the six months ended January 31, 2016, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
FFI Institutional Tax-Exempt Fund	2,293,764	(2,293,764)	—	$199
BlackRock Liquidity Funds, MuniCash	—	235,465	235,465	—

(h)	Current yield as of period end.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(46)	5-Year U.S. Treasury Note	March 2016	$5,550,906	$(87,928)
(39)	10-Year U.S. Treasury Note	March 2016	$5,053,547	(115,917)
(15)	Long U.S. Treasury Bond	March 2016	$2,415,469	(94,049)
(3)	Ultra U.S. Treasury Bond	March 2016	$498,562	(20,410)
Total				$(318,304)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	31

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund (MYF)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$318,304	—	$318,304

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Financial futures contracts	—	—	—	—	$(127,675)	—	$(127,675)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(294,176)	—	$(294,176)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$9,733,570

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$347,657,762	—	$347,657,762
Short-Term Securities	$235,465	—	—	235,465

Total	$235,465	$347,657,762	—	$347,893,227

[1] See above Schedule of Investments for values in each state or political sudivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Interest rate contracts	$(318,304)	—	—	$(318,304)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$168,550	—	—	$168,550
Liabilities:
TOB Trust Certificates	—	$(75,506,101)	—	(75,506,101)
VRDP Shares	—	(59,400,000)	—	(59,400,000)

Total	$168,550	$(134,906,101)	—	$(134,737,551)

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments January 31, 2016 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 128.6%
Corporate — 10.5%
County of Middlesex New Jersey Improvement Authority, RB, Senior Heldrich Center Hotel, Series A, 5.00%, 1/01/20	$535	$495,982
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	4,550	5,049,954
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
Series A, 5.63%, 11/15/30	1,730	1,960,782
Series B, 5.63%, 11/15/30	485	549,772
New Jersey EDA, Refunding RB:
New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	7,900	8,974,953
New Jersey American Water Co., Inc. Project, Series B, AMT, 5.60%, 11/01/34	2,430	2,743,349
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,822,335

		24,597,127
County/City/Special District/School District — 20.0%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,280	2,373,982
5.25%, 11/01/44	6,500	6,720,675
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/26	1,200	1,368,444
5.00%, 1/15/27	845	958,517
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 7/01/33	755	781,735
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (a)	3,765	3,912,136
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,611,520
5.50%, 10/01/29	5,085	6,859,818
County of Gloucester New Jersey Improvement Authority, RB, County Guaranteed Loan — County Capital Program, 5.00%, 4/01/38	1,000	1,075,350
County of Hudson New Jersey, COP, Refunding (NPFGC), 6.25%, 12/01/16	1,500	1,563,345
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,289,168
County of Mercer Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	1,470	1,708,052
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	1,400	1,751,442
County of Monmouth New Jersey Improvement Authority, Refunding RB, Government Loan (AMBAC), 5.00%, 12/01/16	5	5,017
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	1,650	1,854,897
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	670	745,610
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	4,115	4,605,343
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	1,625	1,893,076

		47,078,127

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education — 27.4%
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.20%, 10/01/44	$235	$240,990
Leap Academy Charter School, Series A, 6.30%, 10/01/49	375	384,499
MSU Student Housing Project Provide, 5.75%, 6/01/31	1,000	1,127,980
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,673,835
Team Academy Charter School Project, 6.00%, 10/01/33	2,835	3,248,570
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A (a):
5.88%, 8/01/44	780	811,738
6.00%, 8/01/49	555	576,523
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	3,925	4,231,464
Montclair State University, Series J, 5.25%, 7/01/38	1,140	1,242,589
New Jersey Educational Facilities Authority, Refunding RB:
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (b)	1,485	1,634,317
College of New Jersey, Series D (AGM), 5.00%, 7/01/35	4,630	5,027,300
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,045,980
Kean University, Series A, 5.50%, 9/01/36	4,500	5,079,375
Montclair State University, Series A, 5.00%, 7/01/44	6,790	7,627,275
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,250	1,409,075
Ramapo College, Series B, 5.00%, 7/01/42	340	373,714
Rider University, Series A, 5.00%, 7/01/32	1,000	1,084,780
Rowan University, Series B (AGC), 5.00%, 7/01/24	1,800	1,968,498
Seton Hall University, Series D, 5.00%, 7/01/38	395	443,573
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19 (b)	1,300	1,557,712
University of Medicine & Dentistry, Series B, 7.50%, 6/01/19 (b)	1,625	1,967,079
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	3,675	4,129,377
Series 1A, 5.00%, 12/01/25	740	779,301
Series 1A, 5.00%, 12/01/26	465	488,678
Series 1A, 5.25%, 12/01/32	900	978,327
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	1,500	1,714,170
5.00%, 7/01/42	3,040	3,396,470
5.00%, 7/01/45	2,935	3,295,712
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	5,870	6,695,850

		64,234,751
Health — 9.3%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 2/15/34	590	662,564
New Jersey EDA, Refunding RB, Lions Gate Project:
5.00%, 1/01/34	500	516,825
5.25%, 1/01/44	315	326,655

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	33

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Health (continued)
New Jersey Health Care Facilities Financing Authority, RB:
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	$935	$1,003,517
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	1,420	1,662,848
Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,500	2,818,950
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/41	2,435	2,922,000
Princeton Healthcare System, 5.00%, 7/01/34	860	994,599
Princeton Healthcare System, 5.00%, 7/01/39	345	394,721
Robert Wood Johnson University Hospital, 5.00%, 7/01/31	1,000	1,112,210
South Jersey Hospital, 5.00%, 7/01/36	385	389,874
St. Barnabas Health Care System, Series A, 5.00%, 7/01/29	4,140	4,285,770
St. Barnabas Health Care System, Series A, 5.63%, 7/01/32	1,090	1,284,696
St. Barnabas Health Care System, Series A, 5.63%, 7/01/37	3,030	3,525,647

		21,900,876
Housing — 3.0%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	2,305	2,452,773
S/F Housing, Series AA, 6.50%, 10/01/38	185	191,603
S/F Housing, Series CC, 5.00%, 10/01/34	1,700	1,786,292
S/F Housing, Series U, AMT, 4.95%, 10/01/32	260	264,943
S/F Housing, Series U, AMT, 5.00%, 10/01/37	265	268,265
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/38	1,750	2,060,240

		7,024,116
State — 15.7%
Garden State Preservation Trust, RB, CAB, Series B (AGM) (c):
0.00%, 11/01/23	1,460	1,247,658
0.00%, 11/01/28	4,540	3,291,636
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	2,000	2,385,980
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	9,090	9,196,444
School Facilities Construction (AGC), 5.50%, 12/15/18 (b)	2,345	2,656,134
School Facilities Construction (AGC), 5.50%, 12/15/34	1,320	1,453,769
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,125	1,186,357
School Facilities Construction, Series Y, 5.00%, 9/01/18 (b)	880	974,741
New Jersey EDA, Refunding RB:
5.25%, 6/15/19 (b)	265	302,622
5.25%, 12/15/33	735	770,118
Cigarette Tax, 5.00%, 6/15/26	440	476,991
Cigarette Tax, 5.00%, 6/15/28	720	774,792
Cigarette Tax, 5.00%, 6/15/29	1,760	1,886,984
School Facilities Construction, Series AA, 5.50%, 12/15/29	3,000	3,286,830
School Facilities Construction, Series GG, 5.25%, 9/01/27	3,000	3,271,890
New Jersey Health Care Facilities Financing Authority, RB, Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	2,300	2,417,438

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/28	$1,100	$1,179,343

		36,759,727
Transportation — 41.2%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	2,620	2,988,975
Series D, 5.00%, 1/01/40	1,535	1,710,926
New Jersey EDA, RB, Private Activity Bond, The Goethals Bridge Replacement Project, AMT:
5.38%, 1/01/43	9,420	10,501,510
(AGM), 5.00%, 1/01/31	1,000	1,123,120
New Jersey State Turnpike Authority, RB:
Growth & Income Securities, Series B (AMBAC), 5.15%, 1/01/17 (b)	4,870	5,077,608
Series A, 5.00%, 1/01/38	10,750	12,185,125
Series A, 5.00%, 1/01/43	610	687,220
Series E, 5.25%, 1/01/40	2,525	2,781,742
New Jersey State Turnpike Authority, Refunding RB, Series A, 5.00%, 1/01/35	1,000	1,131,510
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (c)	4,140	1,673,181
Transportation Program, Series AA, 5.00%, 6/15/38	5,935	6,301,605
Transportation Program, Series AA, 5.25%, 6/15/41	2,960	3,196,326
Transportation System, 6.00%, 12/15/38	1,950	2,150,479
Transportation System, Series A, 6.00%, 6/15/35	6,030	6,845,377
Transportation System, Series A, 5.88%, 12/15/38	3,650	3,996,604
Transportation System, Series A, 5.50%, 6/15/41	5,500	5,950,945
Transportation System, Series A (AGC), 5.63%, 12/15/28	1,250	1,413,250
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,093,090
Transportation System, Series AA, 5.50%, 6/15/39	5,520	6,084,972
Port Authority of New York & New Jersey, ARB:
Consolidated, 169th Series, 5.00%, 10/15/41	250	275,363
Consolidated, 93rd Series, 6.13%, 6/01/94	5,000	6,190,850
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	2,700	3,147,903
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	3,300	3,627,657
152nd Series, AMT, 5.25%, 11/01/35	240	259,939
166th Series, 5.25%, 7/15/36	4,000	4,610,800
172nd Series, AMT, 5.00%, 10/01/34	1,500	1,699,440

		96,705,517
Utilities — 1.5%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/31 (c)	6,000	3,657,780
Total Municipal Bonds — 128.6%		301,958,021

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey — 29.5%
County/City/Special District/School District — 6.1%
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	$12,820	$14,266,737
Education — 0.9%
Rutgers — The State University of New Jersey, RB, Series F, 5.00%, 5/01/39	2,009	2,239,060
State — 7.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,823,035
New Jersey EDA, RB, School Facilities Construction (AGC):
6.00%, 12/15/18 (b)	1,185	1,378,311
6.00%, 12/15/34	2,415	2,749,719
New Jersey EDA, Refunding RB, School Facilities Construction, 5.00%, 3/01/29 (e)	5,230	5,664,767

		16,615,832
Transportation — 15.4%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (e)	8,820	9,997,470
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,100	4,314,266
Series B, 5.25%, 6/15/36 (e)	5,001	5,350,629
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	11,250	12,391,312

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	$3,764	$4,076,384

		36,130,061
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 29.5%		69,251,690
Total Long-Term Investments (Cost — $341,065,701) — 158.1%		371,209,711

Short-Term Securities	Shares
BIF New Jersey Municipal Money Fund, 0.01% (f)(g)	3,176,423	3,176,423
Total Short-Term Securities (Cost — $3,176,423) — 1.4%		3,176,423
Total Investments (Cost — $344,242,124) — 159.5%		374,386,134
Other Assets Less Liabilities — 0.9%		2,120,681
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (16.9)%		(39,561,005)
VRDP Shares, at Liquidation Value — (43.5)%		(102,200,000)

Net Assets Applicable to Common Shares — 100.0%		$234,745,810

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 1, 2020, is $14,350,925. See Note 4 of the Notes to Financial Statements for details.

(f)	During the six months ended January 31, 2016, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2015	Net Activity	Shares Held at January 31, 2016	Income
BIF New Jersey Municipal Money Fund	3,887,295	(710,872)	3,176,423	$228

(g)	Current yield as of period end.

For Fund compliance purposes, the Fund’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment advisor. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Financial Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(33)	5-Year U.S. Treasury Note	March 2016	$3,982,172	$(63,043)
(54)	10-Year U.S. Treasury Note	March 2016	$6,997,219	(160,883)
(24)	Long U.S. Treasury Bond	March 2016	$3,864,750	(153,498)
(4)	Ultra U.S. Treasury Bond	March 2016	$664,750	(29,005)
Total				$(406,429)

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	35

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Liabilities — Derivative Financial Instruments
Financial futures contracts	Net unrealized depreciation[1]	—	—	—	—	$406,429	—	$406,429

[1]    Includes cumulative appreciation (depreciation) on financial futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2016, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contacts	Total
Net Realized Gain (Loss) From:
Financial futures contracts	—	—	—	—	$(162,169)	—	$(162,169)

Net Change in Unrealized Appreciation (Depreciation) on:
Financial futures contracts	—	—	—	—	$(376,624)	—	$(376,624)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Financial futures contracts:
Average notional value of contracts — short	$11,209,109

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$371,209,711	—	$371,209,711
Short-TermSecurities	$3,176,423	—	—	3,176,423

Total	$3,176,423	$371,209,711	—	$374,386,134

[1] See above Schedule of Investments for values in each sector.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Liabilities:
Interest rate contracts	$(406,429)	—	—	$(406,429)
[1] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$218,150	—	—	$218,150
Liabilities:
TOB Trust Certificates	—	$(39,553,519)	—	(39,553,519)
VRDP Shares	—	(102,200,000)	—	(102,200,000)

Total	$218,150	$(141,753,519)	—	$(141,535,369)

During the six months ended January 31, 2016, there were no transfers between levels.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Statements of Assets and Liabilities

January 31, 2016 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Assets
Investments at value — unaffiliated[1]	$103,532,359	$107,764,885	$564,129,023	$347,657,762	$371,209,711
Investments at value — affiliated[2]	712,866	1,698,146	9,315,684	235,465	3,176,423
Cash pledged for financial futures contracts	57,450	38,000	209,500	168,550	218,150
Receivables:
Interest	1,023,955	740,448	7,656,218	4,017,819	3,048,157
Investments sold	—	73,505	—	1,330,620	—
Deferred offering costs	121,445	164,123	223,320	184,090	229,055
Prepaid expenses	87,301	4,822	14,850	10,197	10,683
Other assets	—	—	—	2,244	—

Total assets	105,535,376	110,483,929	581,548,595	353,606,747	377,892,179

Accrued Liabilities
Payables:
Investments purchased	1,183,250	—	5,249,655	1,196,025	—
Income dividends — Common Shares	242,066	320,196	1,578,652	1,110,640	1,071,336
Investment advisory fees	48,118	46,513	243,061	148,411	159,195
Officer’s and Directors’ fees	557	668	3,524	2,308	2,495
Interest expense and fees	479	184	19,100	12,642	7,486
Other accrued expenses	44,130	54,336	106,180	82,450	85,236
Variation margin payable on financial futures contracts	19,172	12,000	65,149	53,407	67,102

Total accrued liabilities	1,537,772	433,897	7,265,321	2,605,883	1,392,850

Other Liabilities
TOB Trust Certificates	7,169,171	3,330,000	114,447,027	75,506,101	39,553,519
VRDP Shares, at liquidation value of $100,000 per share[3,4,5]	29,600,000	37,300,000	105,900,000	59,400,000	102,200,000

Total other liabilities	36,769,171	40,630,000	220,347,027	134,906,101	141,753,519

Total liabilities	38,306,943	41,063,897	227,612,348	137,511,984	143,146,369

Net Assets Applicable to Common Shareholders	$67,228,433	$69,420,032	$353,936,247	$216,094,763	$234,745,810

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[6,7]	$59,580,258	$61,153,569	$301,983,828	$189,780,086	$205,570,870
Undistributed net investment income	544,498	539,652	2,837,609	3,513,227	4,598,728
Undistributed net realized gain (accumulated net realized loss)	(871,950)	(1,563,664)	797,364	(15,153,880)	(5,161,370)
Net unrealized appreciation (depreciation)	7,975,627	9,290,475	48,317,446	37,955,330	29,737,582

Net Assets Applicable to Common Shareholders	$67,228,433	$69,420,032	$353,936,247	$216,094,763	$234,745,810

Net asset value per Common Share	$15.97	$15.07	$16.59	$15.86	$16.43

[1] Investments at cost — unaffiliated	$95,447,574	$98,407,952	$515,492,676	$309,384,128	$341,065,701
[2] Investments at cost — affiliated	$712,866	$1,698,146	$9,315,684	$235,465	$3,176,423
[3] Preferred Shares outstanding, par value $0.10 per share	296	373	1,059	—	1,022
[4] Preferred Shares outstanding, par value $0.05 per share	—	—	—	594	—
[5] Preferred Shares authorized, including Auction Market Rate Preferred Shares (“AMPS”)	1,536	1,985	8,059	1,000,000	5,782
[6] Common Shares outstanding, par value $0.10 per share	4,209,844	4,607,136	21,333,129	13,627,481	14,284,482
[7] Common Shares authorized	199,998,464	199,998,015	199,991,941	unlimited	199,994,218

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	37

Statements of Operations

Six Months Ended January 31, 2016 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Investment Income
Interest — unaffiliated	$1,941,082	$2,361,653	$11,876,224	$7,945,275	$8,144,872
Dividends — affiliated	188	106	4	199	228

Total income	1,941,270	2,361,759	11,876,228	7,945,474	8,145,100

Expenses
Investment advisory	280,668	273,336	1,440,122	874,095	932,020
Liquidity fees	58,369	—	—	—	—
Professional	25,756	26,294	48,512	37,764	38,438
Rating agency	20,455	18,527	18,001	17,966	17,997
Accounting services	9,028	9,593	42,650	26,894	28,164
Remarketing fees on Preferred Shares	6,742	—	—	—	—
Transfer agent	6,474	7,744	13,772	11,628	12,356
Custodian	4,011	3,473	12,359	7,918	9,156
Registration	3,778	959	3,768	3,780	3,780
Officer and Directors	2,958	3,146	16,219	9,941	10,648
Printing	2,786	2,752	4,602	3,697	4,007
Miscellaneous	12,503	9,594	14,925	17,627	14,972

Total expenses excluding interest expense, fees and amortization of offering costs	433,528	355,418	1,614,930	1,011,310	1,071,538
Interest expense, fees and amortization of offering costs[1]	108,134	185,583	907,826	541,925	636,130

Total expenses	541,662	541,001	2,522,756	1,553,235	1,707,668
Less fees waived by the Manager	(129)	(9)	—	(4)	(116)

Total expenses after fees waived	541,533	540,992	2,522,756	1,553,231	1,707,552

Net investment income	1,399,737	1,820,767	9,353,472	6,392,243	6,437,548

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	511,334	187,032	1,204,946	297,411	198,923
Financial futures contracts	(47,836)	61,983	(65,089)	(127,675)	(162,169)

	463,498	249,015	1,139,857	169,736	36,754

Net change in unrealized appreciation (depreciation) on:
Investments	2,190,620	1,526,062	7,187,918	3,747,034	6,552,956
Financial futures contracts	(90,000)	(66,458)	(286,566)	(294,176)	(376,624)

	2,100,620	1,459,604	6,901,352	3,452,858	6,176,332

Net realized and unrealized gain	2,564,118	1,708,619	8,041,209	3,622,594	6,213,086

Net Increase in Net Assets Applicable to Common Shareholders Resulting from Operations	$3,963,855	$3,529,386	$17,394,681	$10,014,837	$12,650,634

[1] Related to TOB Trusts and/or VRDP Shares.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Statements of Changes in Net Assets

	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)		BlackRock MuniYield Arizona Fund, Inc. (MZA)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Operations
Net investment income	$1,399,737	$2,865,917	$1,820,767	$3,680,745
Net realized gain	463,498	103,666	249,015	184,130
Net change in unrealized appreciation (depreciation)	2,100,620	85,707	1,459,604	854,903

Net increase in net assets applicable to Common Shareholders resulting from operations	3,963,855	3,055,290	3,529,386	4,719,778

Distributions to Common Shareholders[1]
From net investment income	(1,452,396)	(2,904,792)	(1,920,119)	(3,832,120)

Capital Share Transactions
Reinvestment of common distributions	—	—	103,064	207,413

Net Assets Applicable to Common Shareholders
Total increase in net assets applicable to Common Shareholders	2,511,459	150,498	1,712,331	1,095,071
Beginning of period	64,716,974	64,566,476	67,707,701	66,612,630

End of period	$67,228,433	$64,716,974	$69,420,032	$67,707,701

Undistributed net investment income, end of period	$544,498	$597,157	$539,652	$639,004

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	39

Statements of Changes in Net Assets

	BlackRock MuniYield California Fund, Inc. (MYC)		BlackRock MuniYield Investment Fund (MYF)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Operations
Net investment income	$9,353,472	$18,653,923	$6,392,243	$12,953,591
Net realized gain (loss)	1,139,857	5,072,962	169,736	(339,095)
Net change in unrealized appreciation (depreciation)	6,901,352	(5,204,709)	3,452,858	1,264,586

Net increase in net assets applicable to Common Shareholders resulting from operations	17,394,681	18,522,176	10,014,837	13,879,082

Distributions to Common Shareholders[1]
From net investment income	(9,476,560)	(19,157,149)	(6,663,024)	(13,154,104)
From net realized gain	(2,830,415)	—	—	—

Decrease in net assets resulting from distributions to Common Shareholders	(12,306,975)	(19,157,149)	(6,663,024)	(13,154,104)

Capital Share Transactions
Reinvestment of common distributions	—	—	52,137	—

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	5,087,706	(634,973)	3,403,950	724,978
Beginning of period	348,848,541	349,483,514	212,690,813	211,965,835

End of period	$353,936,247	$348,848,541	$216,094,763	$212,690,813

Undistributed net investment income, end of period	$2,837,609	$2,960,697	$3,513,227	$3,784,008

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Statements of Changes in Net Assets

	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2016 (Unaudited)	Year Ended July 31, 2015

Operations
Net investment income	$6,437,548	$12,891,898
Net realized gain (loss)	36,754	(350,927)
Net change in unrealized appreciation (depreciation)	6,176,332	(1,169,028)

Net increase in net assets applicable to Common Shareholders resulting from operations	12,650,634	11,371,943

Distributions to Common Shareholders[1]
From net investment income	(6,533,080)	(12,856,035)

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	6,117,554	(1,484,092)
Beginning of period	228,628,256	230,112,348

End of period	$234,745,810	$228,628,256

Undistributed net investment income, end of period	$4,598,728	$4,694,260

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	41

Statements of Cash Flows

Six Months Ended January 31, 2016 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Cash Provided by Operating Activities
Net increase in net assets resulting from operations	$3,963,855	$3,529,386	$17,394,681	$10,014,837	$12,650,634
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Proceeds from sales of long-term investments	14,951,551	9,069,142	45,470,328	20,972,298	21,506,851
Purchases of long-term investments	(15,996,015)	(8,637,158)	(33,382,673)	(22,616,020)	(22,011,296)
Net proceeds from sales (purchases) of short-term securities	257,954	(624,041)	(5,582,241)	2,058,299	710,872
Amortization of premium and accretion of discount on investments	275,286	144,038	1,449,110	452,652	455,331
Net realized gain on investments	(512,951)	(187,032)	(1,236,388)	(301,174)	(198,923)
Net unrealized gain on investments	(2,190,620)	(1,526,062)	(7,187,918)	(3,747,034)	(6,552,956)
(Increase) decrease in assets:
Cash pledged for financial futures contracts	6,000	(38,000)	(108,250)	38,000	37,000
Interest receivable	(25,087)	57,959	215,246	30,265	(32,292)
Prepaid expenses	(25,461)	18,045	13,919	17,169	16,920
Other assets	—	—	—	(2,244)	—
Increase (decrease) in liabilities:
Payables:
Investment advisory fees	1,317	687	338	1,145	2,751
Officer’s and Directors’ fees	(217)	(158)	(732)	(367)	(456)
Interest expense and fees	(790)	51	(6,583)	(6,562)	(4,678)
Other accrued expenses	3,273	(5,509)	(7,621)	(9,222)	(6,124)
Variation margin payable on financial futures contracts	(8,734)	12,000	20,618	(37,437)	(45,117)

Net cash provided by operating activities	699,361	1,813,348	17,051,834	6,864,605	6,528,517

Cash Used for Financing Activities
Cash distributions paid to Common Shareholders	(1,452,396)	(1,816,614)	(12,306,975)	(6,610,614)	(6,533,080)
Repayments of TOB Trust Certificates	—	—	(7,250,000)	(258,525)	—
Proceeds from TOB Trust Certificates	750,000	—	2,500,698	877	—
Amortization of deferred offering costs	3,035	3,266	4,443	3,657	4,563

Net cash used for financing activities	(699,361)	(1,813,348)	(17,051,834)	(6,864,605)	(6,528,517)

Cash
Net increase in cash	—	—	—	—	—
Cash at beginning of period	—	—	—	—	—

Cash at end of period	—	—	—	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$138,843	$182,266	$909,966	$544,830	$636,245

Non-cash Financing Activities
Capital shares issued in reinvestment of distributions paid to Common Shareholders	—	$103,064	—	$52,137	—

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Financial Highlights	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015		2014		2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$15.37		$15.34		$14.54		$15.97	$14.51		$14.50

Net investment income[1]	0.33		0.68		0.69		0.72	0.74		0.87
Net realized and unrealized gain (loss)	0.62		0.04		0.84		(1.40)	1.48		(0.03)
Distributions to AMPS Shareholders from net investment income	—		—		—		—	(0.02)		(0.10)

Net increase (decrease) from investment operations	0.95		0.72		1.53		(0.68)	2.20		0.74

Distributions to Common Shareholders from net investment income[2]	(0.35)		(0.69)		(0.73)		(0.75)	(0.74)		(0.73)

Net asset value, end of period	$15.97		$15.37		$15.34		$14.54	$15.97		$14.51

Market price, end of period	$14.73		$14.07		$13.64		$13.06	$15.80		$12.98

Total Return Applicable to Common Shareholders[3]
Based on net asset value	6.33%	[4]	5.23%		11.40%		(4.38)%	15.73%		5.71%

Based on market price	7.21%	[4]	8.34%		10.27%		(13.18)%	28.00%		1.26%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.65%	[5]	1.74%		1.80%		1.79%	1.82%	[6]	1.23%	[6]

Total expenses after fees waived and paid indirectly	1.65%	[5]	1.74%		1.80%		1.78%	1.81%	[6]	1.22%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.32%	[5,8]	1.59%	[8]	1.63%	[8]	1.57% [8]	1.57%	[6,8]	1.21%	[6]

Net investment income	4.26%	[5]	4.38%		4.66%		4.59%	4.86%	[6]	6.16%	[6]

Distributions to AMPS Shareholders	—		—		—		—	0.11%		0.71%

Net investment income to Common Shareholders	4.26%	[5]	4.38%		4.66%		4.59%	4.75%		5.45%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$67,228		$64,717		$64,566		$61,214	$67,159		$61,019

AMPS outstanding at $25,000 liquidation preference, end of period (000)	—		—		—		—	—		$29,632

Asset coverage per AMPS at $25,000 liquidation preference, end of period	—		—		—		—	—		$76,499

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$29,600		$29,600		$29,600		$29,600	$29,600		—

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$327,123		$318,638		$318,130		$306,806	$326,888		—

Borrowings outstanding, end of period (000)	$7,169		$6,419		$5,759		$5,538	$6,208		$1,125

Portfolio turnover rate	15%		15%		21%		21%	27%		23%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the six months ended January 31, 2016 and for the years ended July 31, 2015, July 31, 2014, July 31, 2013 and July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.12%, 1.14%, 1.14%, 1.13% and 1.18%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	43

Financial Highlights	BlackRock MuniYield Arizona Fund, Inc. (MZA)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$14.72		$14.52	$13.57	$15.12	$13.38		$13.73

Net investment income[1]	0.40		0.80	0.81	0.83	0.80		0.87
Net realized and unrealized gain (loss)	0.37		0.23	0.97	(1.55)	1.77		(0.33)
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—		(0.06)

Net increase (decrease) from investment operations	0.77		1.03	1.78	(0.72)	2.57		0.48

Distributions to Common Shareholders from net investment income[2]	(0.42)		(0.83)	(0.83)	(0.83)	(0.83)		(0.83)

Net asset value, end of period	$15.07		$14.72	$14.52	$13.57	$15.12		$13.38

Market price, end of period	$16.48		$16.90	$15.00	$13.33	$15.61		$12.83

Total Return Applicable to Common Shareholders[3]
Based on net asset value	5.05%	[4]	6.97%	13.63%	(5.08)%	19.86%		3.92%

Based on market price	0.06%	[4]	18.88%	19.50%	(9.69)%	29.05%		0.09%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.58%	[5]	1.63%	1.69%	1.66%	1.96%		1.52%	[6]

Total expenses after fees waived and paid indirectly	1.58%	[5]	1.63%	1.69%	1.66%	1.96%		1.52%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	1.04%	[5]	1.05%	1.06%	1.03%	1.58%	[8]	1.43%	[6]

Net investment income	5.32%	[5]	5.41%	5.85%	5.53%	5.62%		6.62%	[6]

Distributions to AMPS Shareholders	—		—	—	—	—		0.36%

Net investment income to Common Shareholders	5.32%	[5]	5.41%	5.85%	5.53%	5.62%		6.26%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$69,420		$67,708	$66,613	$62,167	$69,071		$61,086

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$37,300		$37,300	$37,300	$37,300	$37,300		$37,300

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$286,113		$281,522	$278,586	$266,667	$285,177		$263,770

Borrowings outstanding, end of period (000)	$3,330		$3,330	$3,330	$3,330	$3,330		$3,000

Portfolio turnover rate	8%		16%	13%	16%	26%		16%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.14%.

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Financial Highlights	BlackRock MuniYield California Fund, Inc. (MYC)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$16.35		$16.38	$14.96	$16.97	$14.38	$14.76

Net investment income[1]	0.44		0.87	0.91	0.91	0.94	0.95
Net realized and unrealized gain (loss)	0.37		—	1.46	(1.97)	2.60	(0.37)
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.03)

Net increase (decrease) from investment operations	0.81		0.87	2.37	(1.06)	3.54	0.55

Distributions to Common Shareholders:[2]
From net investment income	(0.44)		(0.90)	(0.95)	(0.95)	(0.95)	(0.93)
From net realized gain	(0.13)		—	—	—	—	—

Total distributions to Common Shareholders	(0.57)		(0.90)	(0.95)	(0.95)	(0.95)	(0.93)

Net asset value, end of period	$16.59		$16.35	$16.38	$14.96	$16.97	$14.38

Market price, end of period	$16.12		$15.47	$14.87	$13.94	$17.31	$13.29

Total Return Applicable to Common Shareholders[3]
Based on net asset value	5.12%	[4]	5.75%	16.87%	(6.61)%	25.45%	4.28%

Based on market price	8.02%	[4]	10.21%	13.86%	(14.68)%	38.46%	(1.49)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.43%	[5]	1.37%	1.43%	1.46%	1.64%	1.49%	[6]

Total expenses after fees waived and paid indirectly	1.43%	[5]	1.37%	1.42%	1.45%	1.64%	1.49%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.92%	[5]	0.89%	0.92%	0.92%	1.21% [8]	1.16%	[6]

Net investment income	5.32%	[5]	5.29%	5.88%	5.39%	5.96%	6.76%	[6]

Distributions to AMPS Shareholders	—		—	—	—	—	0.18%

Net investment income to Common Shareholders	5.32%	[5]	5.29%	5.88%	5.39%	5.96%	6.58%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$353,936		$348,849	$349,484	$319,144	$361,341	$306,280

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$105,900		$105,900	$105,900	$105,900	$105,900	$105,900

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$434,217		$429,413	$430,013	$401,364	$441,209	$389,216

Borrowings outstanding, end of period (000)	$114,447		$119,196	$83,283	$116,775	$116,856	$108,878

Portfolio turnover rate	6%		32%	23%	27%	48%	33%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.97%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	45

Financial Highlights	BlackRock MuniYield Investment Fund (MYF)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012		2011

Per Share Operating Performance
Net asset value, beginning of period	$15.61		$15.56	$14.26	$16.30	$13.71		$14.26

Net investment income[1]	0.47		0.95	0.96	0.94	0.93		0.97
Net realized and unrealized gain (loss)	0.27		0.07	1.29	(2.03)	2.60		(0.58)
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—		(0.02)

Net increase (decrease) from investment operations	0.74		1.02	2.25	(1.09)	3.53		0.37

Distributions to Common Shareholders from net investment income[2]	(0.49)		(0.97)	(0.95)	(0.95)	(0.94)		(0.92)

Net asset value, end of period	$15.86		$15.61	$15.56	$14.26	$16.30		$13.71

Market price, end of period	$15.84		$14.67	$14.56	$13.55	$16.52		$13.08

Total Return Applicable to Common Shareholders[3]
Based on net asset value	4.80%	[4]	6.88%	16.75%	(7.14)%	26.55%		2.97%

Based on market price	11.44%	[4]	7.34%	14.98%	(12.94)%	34.44%		(2.45)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.45%	[5]	1.46%	1.52%	1.55%	1.66%		1.45%	[6]

Total expenses after fees waived and paid indirectly	1.45%	[5]	1.46%	1.52%	1.55%	1.66%		1.45%	[6]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees, and amortization of offering costs[7]	0.95%	[5]	0.94%	0.97%	0.97%	1.22%	[8]	1.14%	[6]

Net investment income	5.98%	[5]	6.00%	6.56%	5.82%	6.19%		7.22%	[6]

Distributions to AMPS Shareholders	—		—	—	—	—		0.15%

Net investment income to Common Shareholders	5.98%	[5]	6.00%	6.56%	5.82%	6.19%		7.07%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$216,095		$212,691	$211,966	$194,317	$221,778		$186,127

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$59,400		$59,400	$59,400	$59,400	$59,400		$59,400

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$463,796		$458,065	$456,845	$427,133	$473,363		$413,346

Borrowings outstanding, end of period (000)	$75,506		$75,764	$75,865	$85,029	$86,374		$61,634

Portfolio turnover rate	7%		13%	18%	33%	34%		27%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.99%.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Financial Highlights	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

	Six Months Ended January 31, 2016 (Unaudited)		Year Ended July 31,
			2015	2014	2013	2012	2011

Per Share Operating Performance
Net asset value, beginning of period	$16.01		$16.11	$14.92	$16.92	$14.84	$15.24

Net investment income[1]	0.45		0.90	0.90	0.89	0.86	0.92
Net realized and unrealized gain (loss)	0.43		(0.10)	1.21	(1.94)	2.11	(0.41)
Distributions to VRDP Shareholders from net realized gain	—		—	—	(0.00)[2]	—	—
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.03)

Net increase (decrease) from investment operations	0.88		0.80	2.11	(1.05)	2.97	0.48

Distributions to Common Shareholders:[3]
From net investment income	(0.46)		(0.90)	(0.89)	(0.89)	(0.89)	(0.88)
From net realized gain	—		—	(0.03)	(0.06)	—	—

Total distributions to Common Shareholders	(0.46)		(0.90)	(0.92)	(0.95)	(0.89)	(0.88)

Net asset value, end of period	$16.43		$16.01	$16.11	$14.92	$16.92	$14.84

Market price, end of period	$15.78		$14.72	$14.67	$13.74	$17.07	$13.53

Total Return Applicable to Common Shareholders[4]
Based on net asset value	5.75%	[5]	5.52%	15.27%	(6.51)%	20.72%	3.55%

Based on market price	10.47%	[5]	6.54%	13.99%	(14.66)%	33.59%	(5.28)%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.48%	[6]	1.50%	1.57%	1.48%	1.61%	1.26%	[7]

Total expenses after fees waived and paid indirectly	1.48%	[6]	1.50%	1.57%	1.48%	1.60%	1.25%	[7]

Total expenses after fees waived and paid indirectly and excluding interest expense, fees and amortization of offering costs[8]	0.93%	[6]	0.93%	0.95%	0.92%	1.28% [9]	1.14%	[7]

Net investment income	5.59%	[6]	5.51%	5.89%	5.32%	5.41%	6.26%	[7]

Distributions to AMPS Shareholders	—		—	—	—	—	0.23%

Net investment income to Common Shareholders	5.59%	[6]	5.51%	5.89%	5.32%	5.41%	6.03%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$234,746		$228,628	$230,112	$213,099	$240,759	$211,121

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$102,200		$102,200	$102,200	$102,200	$102,200	$102,200

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$329,693		$323,707	$325,159	$308,511	$335,577	$306,576

Borrowings outstanding, end of period (000)	$39,554		$39,554	$39,554	$39,555	$26,813	$10,454

Portfolio turnover rate	6%		11%	19%	7%	23%	18%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Does not reflect the effect of distributions to AMPS Shareholders.

[8]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[9]

For the year ended July 31, 2012, the total expense ratio after fees waived and paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.93%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	47

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually, a “Fund”:

Fund Name	Herein Referred To As	Organized	Diversification Classification
BlackRock Muni New York Intermediate Duration Fund, Inc.	MNE	Maryland	Non-diversified
BlackRock MuniYield Arizona Fund, Inc.	MZA	Maryland	Non-diversified
BlackRock MuniYield California Fund, Inc.	MYC	Maryland	Non-diversified
BlackRock MuniYield Investment Fund	MYF	Massachusetts	Non-diversified
BlackRock MuniYield New Jersey Fund, Inc.	MYJ	Maryland	Non-diversified

The Boards of Directors of the Funds are collectively referred to throughout this report as the “Board of Directors” or the “Board,” and the directors thereof are collectively referred to throughout this report as “Directors.” The Funds determine and make available for publication the NAVs of their Common Shares on a daily basis.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., financial futures contracts) or certain borrowings (e.g., TOB transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend date. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, if applicable. Deferred compensation liabilities are included in officer’s and directors’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Recent Accounting Standard: In April 2015, the Financial Accounting Standards Board issued guidance to simplify the presentation of debt issuance costs in financial statements. Under the new guidance, a Fund is required to present such costs in the Statements of Assets and Liabilities as a direct deduction from the carrying value of the related debt liability rather than as an asset.

The standard is effective for financial statements with fiscal years beginning after December 15, 2015 and interim periods within those fiscal years. Although still evaluating the potential impacts of this new guidance, management expects that the effects of the Funds’ adoption will be limited to the reclassification of any unamortized debt issuance costs on the Statements of Assets and Liabilities and the modification of related accounting policy disclosures in the Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Notes to Financial Statements (continued)

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby fees may be reduced by credits earned on uninvested cash balances, which, if applicable, are shown as fees paid indirectly in the Statements of Operations. The custodian imposes fees on overdrawn cash balances, which can be offset by accumulated credits earned or may result in additional custody charges.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time) (or if the reporting date falls on a day the NYSE is closed, investments are valued at fair value as of the report date). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to provide oversight of the pricing function for the Funds for all financial instruments.

Fair Value Inputs and Methodologies: The following methods (or “techniques”) and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Financial futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such instruments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as Level 3. The fair value hierarchy for each Fund’s investments and derivative financial instruments has been included in the Schedules of Investments.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	49

Notes to Financial Statements (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of TOB transactions. The Funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust generally issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a Fund generally provide the Fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The Funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment advisor may also contribute municipal bonds to a TOB Trust into which each Fund has contributed bonds. If multiple BlackRock advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residual will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates may be purchased by the Liquidity Provider and are usually remarketed by a Remarketing Agent, which is typically an affiliated entity of the Liquidity Provider. The Remarketing Agent may also purchase the tendered TOB Trust Certificates for its own account in the event of a failed remarketing.

The TOB Trust may be collapsed without the consent of a Fund, upon the occurrence of tender option termination events (“TOTEs”) or mandatory termination events (“MTEs”), as defined in the TOB Trust agreements. TOTEs include the bankruptcy or default of the issuer of the municipal bonds held in the TOB Trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB Trust, failure of any scheduled payment of principal or interest on the municipal bonds, and/or a judgment or ruling that interest on the municipal bond is subject to federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB Trust Certificates, the inability of the TOB Trust to obtain renewal of the liquidity support agreement and a substantial decline in the market value of the municipal bonds held in the TOB Trust. Upon the occurrence of a TOTE or an MTE, the TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider (defined below). In the case of an MTE, after the payment of fees, the TOB Trust Certificate holders would be paid before the TOB Residual holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Trust Certificate holders and the TOB Residual holders would be paid pro rata in proportion to the respective face values of their certificates. During the six months ended January 31, 2016, no TOB Trusts in which a Fund participated were terminated without the consent of a Fund.

While a Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they generally do not allow a Fund to borrow money for purposes of making investments. The Funds’ management believes that a Fund’s restrictions on borrowings do not apply to the secured borrowings. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust to purchase tendered TOB Trust Certificates would be shown as Loan for TOB Trust Certificates.

Volcker Rule Impact: On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which precludes banking entities and their affiliates from sponsoring and investing in TOB Trusts. Banking

50	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Notes to Financial Statements (continued)

entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and by July 21, 2016, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

As a result, a new structure for TOB Trusts has been designed to ensure that no banking entity is sponsoring the TOB Trust. Specifically, a Fund will establish, structure and “sponsor” the TOB Trusts in which it holds TOB Residuals. In such a structure, certain responsibilities that previously belonged to a third party bank will be performed by, or on behalf of, the Funds. The Funds have restructured any Non-Legacy TOB Trusts and are in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. Until all restructurings are completed, a Fund may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and non-bank sponsored restructured TOB Trusts.

Under the new TOB Trust structure, the Liquidity Provider or Remarketing Agent will no longer purchase the tendered TOB Trust Certificates even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Trust Certificates. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to comply with the Volcker Rule, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations.

For the six months ended January 31, 2016, the following table is a summary of the Funds’ TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts[1]	Liability for TOB Trust Certificates[2]	Range of Interest Rates	Average TOB Trust Certificates Outstanding	Daily Weighted Average Interest Rate
MNE	$13,900,311	$7,169,171	0.01% - 0.04%	$6,492,540	0.62%
MZA	$7,528,689	$3,330,000	0.01% - 0.02%	$3,330,000	0.56%
MYC	$252,697,300	$114,447,027	0.01% - 0.26%	$117,021,365	0.66%
MYF	$148,831,515	$75,506,101	0.01% - 0.26%	$75,545,544	0.63%
MYJ	$69,251,690	$39,553,519	0.01% - 0.26%	$39,553,519	0.74%

[1]

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residual holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The municipal bonds transferred to TOB Trusts with a credit enhancement are identified in the Schedules of Investments including the maximum potential amounts owed by the Funds.

[2]

The Funds may invest in TOB Trusts on either a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, and the Liquidity Provider is required to make a payment under the liquidity facility, the Liquidity Provider will typically liquidate all or a portion of the municipal bonds held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB Trust on a recourse basis, a Fund will usually enter into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at January 31, 2016, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at January 31, 2016.

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage economically their exposure to certain risks such as interest rate risk. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Financial Futures Contracts: Certain Funds invest in long and/or short positions in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in interest rates (interest rate risk). Financial futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of the particular contract, financial futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on the settlement date.

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Notes to Financial Statements (continued)

Upon entering into a financial futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Securities deposited as initial margin are designated on the Schedules of Investments and cash deposited, if any, is recorded on the Statements of Assets and Liabilities as cash pledged for financial futures contracts. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin. Variation margin is recorded by the Funds as unrealized appreciation (depreciation) and, if applicable, as a receivable or payable for variation margin in the Statements of Assets and Liabilities.

When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of financial futures contracts involves the risk of an imperfect correlation in the movements in the price of financial futures contracts, interest or foreign currency exchange rates and the underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory Fees

Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment advisor, an indirect, wholly owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund. For such services, each Fund pays the Manager a monthly fee based on a percentage of each Fund’s average daily net assets plus the proceeds of any debt securities or outstanding borrowings used for leverage at the following annual rates:

	MNE	MZA	MYC	MYF	MYJ
Investment advisory fees	0.55%	0.50%	0.50%	0.50%	0.50%

Average daily net assets are the average daily value of each Fund’s total assets minus its total accrued liabilities (which does not include liabilities represented by TOB Trusts and the liquidation preference of preferred shares).

The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds. These amounts are included in fees waived by the Manager in the Statements of Operations. However, the Manager does not waive its investment advisory fees by the amount of investment advisory fees paid in connection with each Fund’s investments in other affiliated investment companies, if any. For the six months ended January 31, 2016, the amounts waived were as follows:

	MNE	MZA	MYF	MYJ
Amount waived	$129	$9	$4	$116

Officers and Directors Fees

Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Directors in the Statements of Operations.

7. Purchases and Sales:

For the six months ended January 31, 2016, purchases and sales of investments excluding short-term securities, were as follows:

	MNE	MZA	MYC	MYF	MYJ
Purchases	$17,179,265	$8,637,158	$35,807,503	$23,812,045	$22,011,296
Sales	$14,951,551	$9,142,647	$45,470,328	$20,496,510	$21,506,851

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns remains open for each of the four years ended July 31, 2015. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2016, inclusive of the open tax return years, and does not believe there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

52	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Notes to Financial Statements (continued)

As of period end, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	MNE	MZA	MYF	MYJ
No expiration date[1]	$28,506	$951,858	$6,628,674	$4,001,488
2018	750,672	816,347	7,205,475	—
2019	—	68,648	—	—

Total	$779,178	$1,836,853	$13,834,149	$4,001,488

[1]	Must be utilized prior to losses subject to expiration.

As of period end, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	MNE	MZA	MYC	MYF	MYJ
Tax cost	$89,309,040	$96,765,717	$410,814,597	$234,702,621	$305,358,206

Gross unrealized appreciation	$8,084,785	$9,367,314	$48,664,790	$38,319,475	$30,646,758
Gross unrealized depreciation	(317,771)	—	(481,707)	(634,970)	(1,172,349)

Net unrealized appreciation	$7,767,014	$9,367,314	$48,183,083	$37,684,505	$29,474,409

9. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a Fund.

The new TOB Trust structure resulting from the compliance with Volcker Rule remains untested. It is possible that regulators could take positions that could limit the market for such newly structured TOB Trust transactions or the Funds’ ability to hold TOB Residuals. Under the new TOB Trust structure, the Funds will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

There can be no assurance that the Funds can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residual holdings prior to the compliance date for the Volcker Rule, which may require that the Funds unwind existing TOB Trusts. There can be no assurance that alternative forms of leverage will be available to the Funds and any alternative forms of leverage may be more or less advantageous to the Funds than existing TOB leverage.

Should short-term interest rates rise, the Funds’ investments in TOB transactions may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The SEC and various federal banking and housing agencies recently adopted credit risk retention rules for securitizations (the “Risk Retention Rules”), which take effect in December 2016. The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trust transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Funds. The ultimate impact of these rules on the TOB market and the overall municipal market is not yet certain.

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Notes to Financial Statements (continued)

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: MNE, MZA, MYC and MYJ invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedules of Investments.

As of period end, MYC invested a significant portion of its assets in securities in the county, city, special district, school district and transportation sectors. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

Certain Funds invest a significant portion of their assets in fixed-income securities and/or use derivatives tied to the fixed-income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

10. Capital Share Transactions:

Each Fund is authorized to issue 200 million shares (unlimited number of shares for MYF), all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. The par value for each Fund’s Preferred Shares outstanding is $0.10 except for MYF, which is $0.05. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders. MYF is authorized to issue 1 million Preferred Shares, including AMPS.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	MNE	MZA	MYC	MYF	MYJ
Six months ended January 31, 2016	—	6,344	—	3,344	—
Year ended July 31, 2015	—	13,508	—	—	—

Preferred Shares

Each Fund’s Preferred Shares rank prior to the Fund’s Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of a Fund. The 1940 Act prohibits the declaration of any dividend on a Fund’s Common Shares or the repurchase of a Fund’s Common Shares if a Fund fails to maintain the asset coverage of at least 200% of the liquidation preference of the outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Preferred Shares or repurchasing such shares if a Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the agencies rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors for each Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding Preferred Shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would

54	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Notes to Financial Statements (continued)

adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MNE, MZA, MYC, MYF and MYJ (collectively, the “VRDP Funds”), have issued Series W-7 VRDP Shares, $100,000 liquidation value per share, in privately negotiated offerings. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “Securities Act”). The VRDP Shares include a liquidity feature and are currently in a special rate period, each as described below.

As of period end, the VRDP Shares outstanding of each Fund were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MNE	9/15/11	296	$29,600,000	10/01/41
MZA	5/19/11	373	$37,300,000	6/01/41
MYC	5/19/11	1,059	$105,900,000	6/01/41
MYF	5/19/11	594	$59,400,000	6/01/41
MYJ	4/21/11	1,022	$102,200,000	5/01/41

Redemption Terms: Each VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, each VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, VRDP Funds are required to redeem certain of its outstanding VRDP Shares if it fails to maintain certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of VRDP Funds. The redemption price per VRDP Share is equal to the liquidation value per share plus any outstanding unpaid dividends. In the event of an optional redemption of the VRDP Shares prior to the initial termination date of the fee agreement, VRDP Funds must pay the respective liquidity provider fees on such redeemed VRDP Shares for the remaining term of the fee agreement up to the initial termination date.

Liquidity Feature: Each VRDP Fund entered into a fee agreement with the respective liquidity provider that requires a per annum liquidity fee payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

The fee agreements between each of MZA, MYC, MYF and MYJ and the liquidity provider are for a 364 day term and are scheduled to expire on July 7, 2016 unless renewed or terminated in advance.

The fee agreement between MNE and the liquidity provider was scheduled to expire on December 4, 2015. In October 2015, in connection with the commencement of a special rate period (as described below), MNE extended the fee agreement to October 2018 unless renewed or terminated in advance.

In the event the fee agreement is not renewed or is terminated in advance, and the VRDP Funds do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. In the event of such mandatory purchase, the VRDP Funds are required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, the VRDP Funds are required to begin to segregate liquid assets with their custodian to fund the redemption. There is no assurance the VRDP Funds will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: The VRDP Funds may incur remarketing fees of 0.10% on the aggregate principal amount of all the VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. No remarketing fees are incurred during any special rate period (as described below).

Dividends: Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. As of period end, the VRDP Shares were assigned a long-term rating of Aa2 for MNE, MZA, MYC and MYJ and Aa1 for MYF from Moody’s. The VRDP Shares were assigned a long-term rating of AAA from Fitch.

For the six months ended January 31, 2016, the annualized dividend rates for the VRDP Shares were as follows:

	MNE	MZA	MYC	MYF	MYJ
Rate	0.55%	0.91%	0.91%	0.91%	0.91%

Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation value, which approximates fair value, of the VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	55

Notes to Financial Statements (concluded)

Ratings: The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly related based upon either short-term rating.

Special Rate Period: On June 21, 2012, MZA, MYC, MYF and MYJ commenced a three-year term ending June 24, 2015 (“special rate period”) with respect to their VRDP Shares. In May 2015, the special rate period was extended to June 22, 2016. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The short-term ratings on the VRDP Shares for the VRDP Funds were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period.

If MZA, MYC, MYF and MYJ redeem the VRDP Shares on a date that is one year or more before the end of the special rate period and the VRDP Shares are rated above A1/A by Moody’s and Fitch, respectively, then such redemption is subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. Prior to June 22, 2016, the holder of the VRDP Shares and MZA, MYC, MYF and MYJ may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert back to remarketable securities and will be remarketed and available for purchase by qualified institutional investors.

On October 22, 2015, MNE commenced a term ending April 18, 2018 (“special rate period”) with respect to its VRDP Shares. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing.

If MNE redeems the VRDP Shares on a date that is one year or more before the end of the special rate period and the VRDP Shares are rated above A1/A by Moody’s and Fitch, respectively, then such redemption is subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to maintain minimum asset coverage requirements. Prior to April 18, 2018, the holder of the VRDP Shares and MNE may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert back to remarketable securities and will be remarketed and available for purchase by qualified institutional investors.

For the six months ended January 31, 2016, VRDP Shares issued and outstanding of each Fund remained constant.

Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a deferred charge and will be amortized over the 30-year life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider which were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

The Funds paid a net investment income dividend in the following amounts per share on March 1, 2016 to shareholders of record on February 16, 2016:

Common Dividend Per Share
MNE	$0.0575
MZA	$0.0695
MYC	$0.0740
MYF	$0.0815
MYJ	$0.0750

Additionally, the Funds declared a net investment income dividend on March 1, 2016 payable to Common Shareholders of record on March 15, 2016 for the same amounts noted above, except the amount for MNE was $0.0533.

The dividends declared on VRDP Shares for the period February 1, 2016 to February 29, 2016 for the Funds were as follows:

	Preferred Shares	Series	Dividends Declared
MNE	VRDP Shares	W-7	$21,343
MZA	VRDP Shares	W-7	$26,895
MYC	VRDP Shares	W-7	$76,358
MYF	VRDP Shares	W-7	$42,830
MYJ	VRDP Shares	W-7	$73,690

56	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Officers and Directors

Richard E. Cavanagh, Chair of the Board and Director

Karen P. Robards, Vice Chair of the Board, Chairperson of the Audit Committee and Director

Michael J. Castellano, Director and Member of the Audit Committee

Frank J. Fabozzi, Director and Member of the Audit Committee

Jerrold B. Harris, Director

R. Glenn Hubbard, Director

W. Carl Kester, Director and Member of the Audit Committee

Barbara G. Novick, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Effective September 18, 2015, Robert W. Crothers resigned as a Vice President of the Funds and Jonathan Diorio became a Vice President of the Funds.

Effective December 31, 2015, Kathleen F. Feldstein and James T. Flynn retired as Directors of the Funds.

Effective March 1, 2016, Catherine A. Lynch was appointed to serve as a Director and a Member of the Audit Committee of the Funds.

Investment Advisor BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	VRDP Tender and Paying Agent The Bank of New York Mellon New York, NY 10289	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	VRDP Remarketing Agent Barclays Capital, Inc.[1] New York, NY 10019 Citigroup Global Markets Inc.[2] New York, NY 10179	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116

VRDP Liquidity Provider Barclays Bank PLC[1] New York, NY 10019 Citibank, N.A.[2] New York, NY 10179

[1]	For MNE.

[2]	For all Funds except MNE.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	57

Additional Information

Fund Certification

Certain Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisors, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

58	SEMI-ANNUAL REPORT	JANUARY 31, 2016

Additional Information (concluded)

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 882-0052; and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

SEMI-ANNUAL REPORT	JANUARY 31, 2016	59

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in the short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

MY5-1/16-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies
(a)	Not Applicable to this semi-annual report
(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) – Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Investment Fund

Date: April 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock MuniYield Investment Fund

Date: April 1, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock MuniYield Investment Fund

Date: April 1, 2016

3